Registration No. 2-76547
                                                File No. 811-3420

                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, DC 20549
                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /

      PRE-EFFECTIVE AMENDMENT NO.                                   /   /


      POST-EFFECTIVE AMENDMENT NO. 32                               / X /


                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / X /


      AMENDMENT NO.  30                                             / X /



                              OPPENHEIMER INTEGRITY FUNDS
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                  (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Englewood, Colorado 80112
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                       (Address of Principal Executive Offices)

                                    1-303-768-3200
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                            (Registrant's Telephone Number)

                                ANDREW J. DONOHUE, ESQ.
                                OppenheimerFunds, Inc.
                          Two World Trade Center - Suite 3400
                             New York, New York 10048-0203
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                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

    /   /  Immediately upon filing pursuant to paragraph (b)


    / x /  On April 27, 1998, pursuant to paragraph (b)


    /   /  60 days after filing pursuant to paragraph (a)(1)

    /  /   On _______________, pursuant to paragraph (a)(1)

    /   /  75 days after filing pursuant to paragraph (a)(2)

    /   /  On ________________, pursuant to paragraph (a)(2) of

           Rule 485

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                                       FORM N-1A

                              OPPENHEIMER INTEGRITY FUNDS

                                 Cross Reference Sheet
                                 ---------------------

Prospectus for Oppenheimer Bond Fund

Part A of
Form N-1A
Item No.      Prospectus Heading
---------     ------------------

   1          Front Cover Page
   2          Expenses; Brief Overview of the Fund
   3          Financial Highlights; Performance of the Fund
   4          Front Cover Page; How the Fund is Managed -- Organization
              and History; Investment Objective and Policies
   5          How the Fund is Managed; Expenses; Back Cover
   5A         Performance of the Fund
   6          Expenses; Dividends, Capital Gains and Taxes
   7          Shareholder Account Rules and Policies; How to Buy Shares;
              How to Exchange Shares; Special Investor Services; Service
              Plan for Class A Shares; Distribution and Service Plan for
              Class B Shares; How to Sell Shares
   8          How to Sell Shares; How to Exchange Shares; Special
              Investor Services
   9          *




------------------
* Not applicable or negative answer.

                                       FORM N-1A

                              OPPENHEIMER INTEGRITY FUNDS

                                 Cross Reference Sheet
                                 ---------------------

Statement of Additional Information for Oppenheimer Bond Fund

Part B of
Form N-1A
Item No.    Statement of Additional Information Heading
---------   -------------------------------------------

  10        Cover Page
  11        Cover Page
  12        *
  13        Investment Objective and Policies; Other Investment
            Techniques and Strategies; Additional Investment Restrictions
            Appendix A (Prospectus) - Description of Securities Ratings
  14        How the Fund is Managed; Trustees and Officers of the Fund
  15        How the Fund is Managed -- Major Shareholders;
  16        How the Fund is Managed; Distribution and Service Plans;
            Additional Information about the Fund
  17        Brokerage Policies of the Fund
  18        Additional Information about the Fund
  19        Your Investment Account; How to Buy Shares; How to Sell
            Shares; How to Exchange Shares
  20        Dividends, Capital Gains and Taxes
  21        How the Fund is Managed; Brokerage Policies of the Fund
  22        Performance of the Fund
  23        *

------------------
* Not applicable or negative answer.

OPPENHEIMER

Bond Fund


Prospectus dated April 27, 1998.


Oppenheimer Bond Fund, formerly named "Oppenheimer Investment Grade Bond Fund," is a mutual fund with the investment objective of seeking a high level of current income by investing mainly in debt instruments. The Fund will, under normal market conditions, invest at least 65% of its total assets in a diversified portfolio of investment grade debt securities. You should carefully review the risks associated with an investment in the Fund. Please refer to "Investment Objective and Polices" for more information about the types of securities in which the Fund invests and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.


      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the April
27, 1998, Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).





                                                        (OppenheimerFunds logo)





Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

            ABOUT THE FUND

3           Expenses

5           A Brief Overview of the Fund

7           Financial Highlights

11          Investment Objective and Policies

12          Investment Risks

15          Investment Techniques and Strategies

21          How the Fund is Managed

24          Performance of the Fund


            ABOUT YOUR ACCOUNT

28          How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

41          Special Investor Services
            AccountLink
            Automatic Withdrawal and Exchange Plans
            Reinvestment Privilege
            Retirement Plans

43          How to Sell Shares
            By Mail
            By Telephone
            By Checkwriting

46          How to Exchange Shares

47          Shareholder Account Rules and Policies

49          Dividends, Capital Gains and Taxes

A-1         Appendix A: Description of Securities Ratings
B-1         Appendix B: Special Sales Charge Arrangements for Shareholders of
            the Fund Who Were Shareholders of the Former Quest for Value Funds

C-1 Appendix C: Special Sales Charge Arrangements for Shareholders of the Fund Who Where Shareholders of the Former Connecticut Mutual Investment Accounts, Inc.




A B O U T  T H E  F U N D

Expenses


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its last fiscal year ended December 31, 1997.

     o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," starting on page __ for an explanation of how and when these charges apply.

                              Class A     Class B        Class C     Class Y
                              Shares      Shares         Shares      Shares

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Maximum Sales                 4.75%       None           None        None
Charge on Purchases
(as a % of offering price)

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Maximum Deferred Sales Charge None(1)     5% in the first1.0% if     None
(as a % of the lower                      year, decliningshares
of the original offering                  to 1% in the   are redeemed
price or redemption proceeds)             sixth year and within 12
                                          eliminated     months of
                                          thereafter(2)  purchase(2)

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Maximum Sales Charge on       None        None           None        None
Reinvested Dividends

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Exchange Fee                  None        None           None        None


(1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on page 32) in Class A shares you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for share purchased prior to May 1, 1997)from the end of the calendar month in which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below. (2) See "How to Buy Shares - Buying Class B Shares," and "How to Buy Shares - Buying Class C Shares" below for more information on the contingent deferred sales charges.


     o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.


       Annual Fund Operating Expenses (as a Percentage of Average Net Assets):


                                    Class A     Class B     Class C     Class Y
                                    Shares      Shares      Shares      Shares

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Management Fees                     0.75%       0.75%       0.75%       ___%


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12b-1 Distribution Plan Fees        0.25%       1.00%       1.00%       ___%


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Other Expenses                      ___%        ___%        ___%        ___%


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Total Fund                          ___%        ___%        ___%        ___%
Operating Expenses

      The numbers in the table above are based on the Fund's expenses in its last fiscal year ended December 31, 1997. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The 12b-1 Distribution Plan Fees for Class A shares are service fees (the maximum fee is 0.25% of average annual net assets of that class), and for Class B and Class C shares, are the service fees (the maximum service fee is 0.25% of average annual net assets of the class) and the asset-based sales charge of 0.75%. These Plans are discussed in greater detail in "How to Buy Shares." Class Y shares were not publicly offered during the fiscal year ended December 31, 1997. Therefore, the Other Expenses for Class Y share are estimates based on expenses that would have been payable if Class Y shares had been outstanding during that fiscal period. The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual value of the Fund's assets represented by each class of shares.

     o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expense table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                        1 year         3 years       5 years        10 years*
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Class A Shares          $__            $__           $___           $___


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Class B Shares          $__            $__           $___           $___


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Class C Shares           $__           $__           $___           $___


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Class Y Shares           $__           $__           $___           $___


If you did not redeem your investment, it would incur the following expenses:



                        1 year         3 years       5 years        10 years*
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Class A Shares          $__            $__           $___           $___


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Class B Shares          $__            $__           $___           $___


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Class C Shares           $__           $__           $___           $___


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Class Y Shares           $__           $__           $___           $___




* In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of an amount greater than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

      These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     o What Is The Fund's Investment Objective? The Fund seeks to achieve a high level of current income by investing mainly in debt instruments.

      o What Does The Fund Invest In? Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of investment grade fixed-income securities issued by foreign or domestic issuers. These include (i) investment-grade debt securities rated BBB or above by Standard and Poor's Corporation or Baa or above by Moody's Investors Service, Inc. or another nationally recognized statistical rating organization, or, if unrated, are of comparable quality as determined by the Fund's Manager; (ii) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities or obligations secured by such securities ("U.S. Government Securities"); and (iii) high-quality, short-term money market instruments.


      The Fund may invest up to 35% of its total assets in non-investment grade debt instruments issued by foreign or domestic issuers.. Although non-investment grade securities generally offer the potential for higher income than investment grade securities, they may be subject to greater market fluctuations and a greater risk of default because of the issuer's low creditworthiness. The Fund may also write covered calls and use certain types of securities called "derivative investments" and hedging instruments to try to manage investment risks. These investments are more fully explained in "Investment Objective and Policies" starting on page __.

      o Who Manages The Fund? The Fund's investment adviser (the "Manager") is OppenheimerFunds, Inc. The Manager (including subsidiaries) manages investment company portfolios currently having over $75 billion in assets as of December 31, 1997. The Manager is paid a management fee by the Fund, based on its net assets. The Fund's portfolio managers, who are primarily responsible for the selection of the Fund's securities, are David P. Negri and Jerry A. Webman. The Fund's Board of Trustees, elected by shareholders, oversees the Manager. Please refer to "How the Fund is Managed," starting on page__ for more information about the Manager and its fees.

      o How Risky is the Fund? All investments carry risks to some degree. The Fund's investments in fixed-income securities are subject to changes in their value and their yield from a number of factors, including changes in the general bond market and changes in interest rates. Non-investment grade securities may have speculative characteristics and be subject to a greater risk of default than investment grade securities. These changes affect the value of the Fund's investments and its share prices for each class of its shares. In the OppenheimerFunds spectrum the Fund is generally considered a moderately risky income fund, more aggressive than money market funds but less aggressive than high yield funds. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page __ and "Investment
Risks" starting on page __ for a more complete discussion of the Fund's investment risks.

      o How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" starting on page __ for more details.

     o Will I Pay a Sales Charge to Buy Shares? The Fund offers the individual investor three classes of shares. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 4.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months of purchase, respectively. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How to Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

     o How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer or by using Checkwriting. Please refer to "How to Sell Shares" starting on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page __.

     o How Has the Fund Performed? ___________. The Fund's performance can also be compared to broad market indices, which we have done on pages __ and __. Please remember that past performance does not guarantee future results.


Financial Highlights


The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information for the 1991 through 1997 fiscal years has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended December 31, 1997 is included in the Statement of Additional Information. The information in the table for the fiscal periods prior to 1991 was audited by the Fund's previous independent auditors.


Investment Objective and Policies

Objective. The Fund seeks a high level of current income by investing mainly in debt instruments.

Investment Policies and Strategies. Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade debt securities, U.S. Government Securities, and money market instruments. Investment-grade debt securities are those rated in one of the four highest categories by Standard & Poor's Corporation ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. or other nationally-recognized rating organization. A description of these rating categories is included as Appendix A to this Prospectus. Debt securities (often referred to as "fixed-income securities") are used by issuers to borrow money from investors. The issuer promises to pay the investor interest at a fixed or variable rate, and to pay back the amount it borrowed (the "principal") at maturity. Some debt securities, such as zero coupon bonds (discussed below) do not pay current interest. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade or, if unrated, judged by the Manager to be of comparable quality to such lower-rated securities (collectively, "lower-grade securities"). Lower- grade securities include securities rated BB, B, CCC, CC and D by Standard & Poor's or Ba, B, Caa, Ca and C by Moody's. Lower-grade securities (often called "junk bonds") are considered speculative and involve greater risk which are explained below.

      When investing the Fund's assets, the Manager considers many factors, including current developments and trends in both the economy and the financial markets. The Fund may try to hedge against losses in the value of its portfolio of securities by using hedging strategies described below. The Manager may employ special investment techniques, also described below. Additional information about the securities the Fund may invest in, the hedging strategies the Fund may employ and the special investment techniques may be found under the same headings in the Statement of Additional Information.

      o Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, which is described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.


      o Portfolio Turnover. A "Portfolio turnover" describes the rate at which the fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table above shows the Fund's portfolio turnover rates during prior fiscal years.



Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

      Because of the types of companies the Fund invests in and the investment techniques the Fund uses, some of which may be speculative, the Fund is designed for those investors who are investing for the long-term and who are willing to accept greater risks of loss of their capital in the hope of achieving higher income. There is no assurance that the Fund will achieve its objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

     o Interest Rate Risks. In addition to credit risks, described below, debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of the Fund's portfolio of debt securities.

      o Credit Risks. Debt securities are also subject to credit risks. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. Generally, higher-yielding, lower-rated bonds (which the Fund may hold) are subject to greater credit risk than higher-rated bonds. Securities issued or guaranteed by the U.S. Government are subject to little, if any, credit risk. While the Manager may rely to some extent on credit ratings by nationally recognized rating agencies, such as Standard & Poor's or Moody's, in evaluating the credit risk of securities selected for the Fund's portfolio, it may also use its own research and analysis. However, many factors affect an issuer's ability to make timely payments, and there can be no assurance that the credit risks of a particular security will not change over time.

     o Foreign Securities Have Special Risks. There are certain risks of holding foreign securities. The first is the risk of changes in foreign currency values. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's securities denominated in that currency. The currency rate change will also affect its income available for distribution. Although the Fund's investment income from foreign securities may be received in foreign currencies, the Fund will be required to distribute its income in U.S. dollars. Therefore, the Fund will absorb the cost of currency fluctuations. If the Fund suffers losses on foreign currencies after it has distributed its income during the year, the Fund may find that it has distributed more income than was available from actual investment income. That could result in a return of capital to shareholders.

      There are other risks of foreign investing. For example, foreign issuers are not required to use generally-accepted accounting principles. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with the disclosure requirements of our laws, which are generally more stringent than foreign laws. The values of foreign securities investments will be affected by other factors, including exchange control regulations or currency blockage and possible expropriation or nationalization of assets. There may also be changes in governmental administration or economic or monetary policy in the U.S. or abroad that can affect foreign investing. In addition, it is generally more difficult to obtain court judgments outside the United States if the Fund has to sue a foreign broker or issuer. Additional costs may be incurred because foreign broker commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad.

     o Special Risks of Lower Grade Securities. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics. Lower-grade securities, often referred to as "junk bonds," have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency.

      These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. For foreign lower-grade securities, these risks are in addition to the risks described in "Foreign Securities." Convertible securities may be less subject to some of these risks than other debt securities, to the extent they can be converted into stock, which may be more liquid and less affected by these other risk factors.


     As of the close of the fund's fiscal year ended December 31, 1997, the Fund's portfolio included debt securities rated by various nationally-recognized rating organizations as well as unrated securities and securities assigned a rating by the Manager with the approval of the Fund's Board. Securities rated by a rating organization represented the following percentages of the Fund's total assets (securities rated by any rating organization are included in the equivalent Standard & Poor's rating category): AAA: ___%; AA: ___%; A:____%;
BBB: ____%; BB: ____%;  B:_____%;  CCC: _____% and CC: ____%. Unrated securities represented 2.09% of the Fund's total assets. Securities that were not rated by a rating organization but which were deemed by the Fund's Board to be equivalent to securities rated in categories equivalent to S&P ratings represented the following percentages of the Fund's assets: AAA: ____%; AA: .____; A: ____%; BB:____%; B: ____% and C: ____%. Appendix A to this Prospectus describes the rating categories. The allocation of the Fund's investments in the different rating categories will vary over time.



      o Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing puts, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Interest rate swaps are subject to the risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.


     o Special Risks in Investing in Derivative Investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid. Please refer to "Illiquid and Restricted Securities."


Investment Techniques and Strategies

The Fund may use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

      o U.S. Government Securities. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by Government National Mortgage Association ("Ginnie Mae") are supported by the full faith and credit of the U.S. government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest. Ginnie Mae certificates are one type of mortgage-related U.S. Government Security the Fund invests in. Other mortgage-related U.S. Government Securities the Fund invests in that are issued or guaranteed by federal agencies or government-sponsored entities are not supported by the full faith and credit of the U.S. government. Those securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Mortgage Corporation
("Freddie Mac"), obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("Fannie Mae") and obligations supported by the discretionary authority of the U.S. Government to repurchase certain obligations of U.S. Government agencies or instrumentalities such as the Federal Land Banks and the Federal Home Loan Banks. Other U.S. Government Securities the Fund invests in are collateralized mortgage obligations ("CMOs").

      The value of U.S. Government Securities will fluctuate depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when the Fund holds U.S. Government Securities it may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained below, under "Other Investment Techniques and Strategies."

      o Short-Term Debt Securities. The high quality, short-term money market instruments in which the Fund may invest include U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term obligations of corporate issuers; bank participation certificates; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of banks and savings and loan associations.

      o Mortgage-Backed Securities and CMOs. Certain mortgage-backed securities, whether issued by the U.S. government or by private issuers, "pass-through" to investors the interest and principal payments generated by a pool of mortgages assembled for sale by government agencies. Pass-through mortgage-backed securities entail the risk that principal may be repaid at any time because of prepayments on the underlying mortgages. That may result in greater price and yield volatility than traditional fixed-income securities that have a fixed maturity and interest rate.

      The Fund may also invest in collateralized mortgage-backed obligations (referred to as "CMOs"), which generally are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payment of the interest and principal generated by the pool of mortgages is passed through to the holders as the payments are received. CMOs are issued with a variety of classes or series which have different maturities. Certain CMOs may be more volatile and less liquid than other types of mortgage-related securities, because of the possibility of the prepayment of principal due to prepayments on the underlying mortgage loans.

      The Fund may also invest in CMOs that are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "P/O") and the other which receives some or all of the interest (and is known as an "I/O"). P/Os and I/Os are generally referred to as "derivative investments," discussed further below.

     The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

      Private-issuer stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, most private-issuer stripped securities may be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment policy limiting investments in illiquid securities to 10% of the Fund's net assets.

      The Fund may also enter into "forward roll" transactions with mortgage-backed securities. The Fund sells mortgage-backed securities it holds to banks or other buyers and simultaneously agrees to repurchase a similar security from that party at a later date at an agreed-upon price. Forward rolls are considered to be a borrowing. The Fund is required to segregate liquid assets with its custodian bank in an amount equal to its obligation under the forward roll. The main risk of this investment strategy is risk of default by the counterparty.

     o Asset-Backed Securities. The Fund may invest in "asset-backed" securities. These represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities. They are issued by trusts and "special purpose corporations." They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund. These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the related collateral.

      |X| Zero Coupon Securities. These securities, which may be issued by the U.S. government, its agencies or instrumentalities or by private issuers, are purchased at a substantial discount from their face value. They are subject to greater fluctuations in market value as interest rates change than debt securities that pay interest periodically. Interest accrues on zero coupon bonds even though cash is not actually received.

      |X| Other Debt Securities. The Fund may invest in preferred stocks. Preferred stock, unlike common stock, generally offers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, fixed, participating, or auction rate. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. The rights to payment of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.
      o Securities of Foreign Governments and Companies. The Fund may invest in debt securities issued or guaranteed by foreign companies, and debt securities of foreign governments or their agencies. These foreign securities may include debt obligations such as government bonds, debentures issued by companies, as well as notes. Some of these debt securities may have variable interest rates or "floating" interest rates that change in different market conditions. Those changes will affect the income the Fund receives. These securities are described in more detail in the Statement of Additional Information. If the Fund's assets are held abroad, the countries in which they are held and the sub-custodians holding them will be approved by the Trust's Board of Trustees if required to do so by applicable regulations.

      o Hedging. The Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures, broadly-based stock or bond indices and foreign currency, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below.

      The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations.

      Other hedging strategies, such as buying futures and call options and writing puts, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes, defensive reasons, or to raise cash to distribute to shareholders.

      oFutures. The Fund may buy and sell futures contracts that relate to (1) foreign currencies (these are Forward Contracts), (2) financial indices, such as U.S. or foreign government securities indices, corporate debt securities indices or equity securities indices (these are referred to as Financial Futures), and
(3) interest rates (these are referred to as Interest Rate Futures). These types of Futures are described in "Hedging" in the Statement of Additional Information.

     o Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls).

     The Fund may buy calls on securities, indices, foreign currencies, or Futures, or to terminate its obligation on a call the Fund previously wrote. The Fund may write (that is, sell) call options on securities, indices, foreign currencies or Futures, but only if they are "covered." When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). Up to 50% of the Fund's total assets may be subject to calls.

      The Fund may purchase put options. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. The Fund may buy puts that relate to securities, indices, Futures, or foreign currencies. The Fund may buy a put on a security whether or not the Fund owns the particular security in its portfolio. The Fund may sell a put on securities, indices, Futures, or foreign currencies, but only if the puts are covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put obligations.

      A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets. The Fund may buy and sell put and call options that are traded on U.S. or foreign securities or commodity exchanges or are traded in the over-the-counter markets. In the case of foreign currency options, they may be quoted by major recognized dealers in those options. Options traded in the over-the-counter market may be "illiquid," and therefore may be subject to the Fund's restrictions on illiquid investments.

     oForward Contracts. Forward Contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. The Fund may also use "cross hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     oInterest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. The Fund will segregate liquid assets of any type including equity and debt securities of any grade to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      o Short Sales "Against-the-Box". The Fund may not sell securities short except in collateralized transactions referred to as short sales "against-the-box". The Fund may not enter into these transactions if more than 15% of the Fund's net assets will be held as collateral for such short sales at any one time.

      o Non-Concentration. The Fund shall not invest 25% or more of its total assets in any industry; however, for the purposes of this restriction, obligations of the U.S. government, its agencies or instrumentalities are not considered to be part of any single industry.

      o When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery or are to be delivered at a later date. There may be a risk of loss to the Fund if the value of the security changes prior to the settlement date.

      o Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that will cause more than 10% of the Fund's net assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. See the Statement of Additional Information for more details.

      o Illiquid and Restricted Securities. Under the policies established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity.

     o Loans of Portfolio Securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan. These loans are limited to not more than 25% of the value of the Fund's total assets and are subject to other conditions described in the Statement of Additional Information. The Fund presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets in the coming year.

      o Derivative Investments. In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund may not purchase or sell physical commodities; however, the Fund may purchase and sell foreign currency and engage in hedging transactions. This shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

      Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases to seek income. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered "derivative investments."

     The Fund may invest in different types of derivatives. "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S & P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. The Fund may invest in "debt exchangeable for common stock" of an issuer or "equity-linked" debt securities of an issuer. At maturity, the principal amount of the debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the expected principal amount of the debt.

      The Fund may also invest in currency-indexed securities. Typically, these are short-term or intermediate-term debt securities having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. The currency-indexed securities purchased by the Fund may make payments based on a formula. The payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index. These investments may entail increased risk to principal and increased price volatility.

Other Investment Restrictions. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

      o The Fund cannot make short sales except for sales "against the box";

      o The Fund cannot borrow money or enter into reverse repurchase agreements, except that the Fund may borrow money from banks and enter into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (but not for the purpose of making investments), provided that the aggregate amount of all such borrowings and commitments under such agreements does not, at the time of borrowing or of entering into such an agreement, exceed 10% of the Fund's total assets taken at current market value; the Fund will not purchase additional portfolio securities at any time that the aggregate amount of its borrowings and its commitments under reverse repurchase agreements exceeds 5% of the Fund's net assets (for purposes of this restriction, entering into portfolio lending agreements shall not be deemed to constitute borrowing money); and

      o The Fund cannot concentrate its investments in any particular industry except that it may invest up to 25% of the value of its total assets in the securities of issuers in any one industry (of the utility companies, gas, electric, water and telephone will each be considered as a separate industry); and

      o buy securities issued or guaranteed by any one issuer (except the U.S. Government or any of its agencies or instrumentalities) if with respect to 75% of its total assets (1) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (2) the Fund would own more than 10% of that issuer's voting securities.


     Unless the prospectus or the Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time that Fund makes an investment and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. Oppenheimer Integrity Funds (the "Trust") was organized in 1982 as a multi- series Massachusetts business trust and the Fund is a series of that Trust. The Trust is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest. The Fund is one of two series of the Trust. Each of the two series of the Trust is a mutual fund that issues its own shares, has its own investment portfolio, and its own assets and liabilities.

      The Trust is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and provides more information about them and the officers of the Fund. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.


      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class has its own dividends and distributions, and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.


     The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc. which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. Prior to July 10, 1995, the Manager had contracted with Massachusetts Mutual Life Insurance Company ("MassMutual") to act as the Fund's Sub-Adviser. The Sub-Adviser was responsible for choosing the Fund's investments. The Manager, not the Fund, paid the Sub-Adviser. Effective July 10, 1995, the Sub-Advisory Agreement between the Manager and MassMutual terminated and the Manager is responsible for selecting the Fund's investments as well as for its day to day business, pursuant to an investment advisory agreement dated July 10, 1995.


      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of December 31, 1997, and with more than 3.5 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company (the "Manager").

      The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success.

     o Portfolio Managers. The Portfolio Managers of the Fund are David P. Negri and Jerry A. Webman. They are the individuals principally responsible for the day-to-day management of the Fund's portfolio. My Negri is a Vice President of the Manager and has been a portfolio manager since July 10, 1995. Mr. Webman is also a Vice President of the Manager and became a portfolio manager effective July 16, 1997. They each serve as officers and portfolio managers of other Oppenheimer funds.


      o Fees and Expenses. Under an investment advisory agreement dated July 10, 1995 with the Manager, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.75% of the first $200 million of the Fund's average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of net assets in excess of $1 billion. The Fund's management fee for its last fiscal year was 0.75% of average annual net assets for its Class A, Class B and Class C shares, as set forth in the "Annual Fund Operating Expenses" chart on page _____.

      The Fund pays expenses related to its daily operations, such as custodian fees, certain Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of the Fund's shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. Because the Fund purchases most of its portfolio securities directly from the sellers and not through brokers, it incurs relatively little expense for brokerage. When deciding which brokers to use, the Manager is permitted by the advisory agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager or its affiliates serve as investment adviser.

      o The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.

      o The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as shareholder servicing agent for other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below under "How to Sell Shares" in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "cumulative total return," "average annual total return" and "yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different, as a result of the different kinds of expenses each class bears. This performance information may be useful to help you see how well your investment has done and to compare it to other funds or market indices, as we have done below.

      It is important to understand that the Fund's total return and yield represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

      o Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by- year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of the sales charge or CDSC, and those returns would be less if sales charges were deducted.


      o Yield. Each class of shares calculates its yield by dividing the annualized net investment income per share on the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield of each class will differ because of the different expenses of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class derived from net investment income during a stated period by the maximum offering price on the last day of the period. Yields and dividend yields for Class A shares reflect the deduction of the maximum initial sales charge, but may also be shown based on the Fund's net asset value per share. Yields for Class B and Class C shares do not reflect the deduction of the contingent deferred sales charge. Yields for Class Y shares are shown at net asset value.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended December 31, 1997, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

      o Management's Discussion of Performance. During the Fund's fiscal year ended December 31, 1997, the general rise in interest rates drove down prices of outstanding fixed income securities, which had a negative effect on the Fund's performance. Because of the Fund's strategic positioning in the second half of the Fund's fiscal year end, the Fund was able to show a positive cumulative total return for the year for all classes of shares (without considering the effect of sales charges). The Fund's performance was positively affected primarily by the following two factors. First, during the second half of the year, the Fund focussed on both investment grade and higher-yielding corporate bonds which allowed the Fund to seek higher income. Secondly, the Funds's performance was positively affected by its diversification of investments. Specifically, the Fund's benefited from its investments in mortgage-backed securities. Those investments helped balance out the performance of Treasury securities caused by the general rise in interest rates. The Fund's portfolio holdings, allocations and strategies are subject to change.

      o Comparing the Fund's Performance to the Market. The graph below show the performance of a hypothetical $10,000 investment in Class A, Class B, Class C and Class Y shares of the Fund held at December 31, 1997; in the case of Class A shares, from the inception of the class on April 15, 1988, in the case of Class B shares, from the inception of the class on May 1, 1993 and in the case of Class C shares, performance is measured from the inception of the class on July 11, 1995. Class Y shares were not publicly offered during the fiscal year ended December 31, 1997. Accordingly, no performance information is presented on Class Y shares in the graphs below.


      The performance of each class of the Fund's shares is compared to the performance of the Lehman Brothers Corporate Bond Index, a broad-based, unmanaged index of publicly-issued nonconvertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. Prior to July 10, 1995, the Fund's investments were limited to investment grade bonds, U.S. Government Securities, and money market instruments. The Lehman Brothers Corporate Bond Index includes a factor for the reinvestment of interest, but does not reflect expenses or taxes. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, the Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in any one index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Bond Fund (Class A) and Lehman Brothers Corporate Bond Index

[graph]


Average Annual Total Return of Class A Shares of the Fund at 12/31/971

1 Year            5 Years           Life
         ------------------------------------------



---%              ---%              ---%


Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Bond Fund (Class B) and Lehman Brothers Corporate Bond Index

[graph]


Average Annual Total Return of Class B Shares of the Fund at 12/31/972
1 Year            Life

         ------------------------------------------



---%              ---%


Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Bond Fund (Class C) and Lehman Brothers Corporate Bond Index

[graph]


Average Annual Total Return of Class C Shares of the Fund at 12/31/973
1 Year            Life

         ------------------------------------------



---%              ---%

Total returns and the ending account value in the graph reflect reinvestment of all dividends and capital gains distributions (1) The inception date of the Fund (Class A shares) was 4/15/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. (2) Class B shares of the Fund were first publicly offered on 5/1/93. The average annual total returns reflect reinvestment of all dividends and capital gains distributions, and are shown net of the applicable 5% and 3% contingent deferred sales charges, respectively, for the 1-year period and life-of-the-class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.
(3) Class C shares of the Fund were first publicly offered on 7/11/95. The average annual total return reflect the reinvestment of all dividends and capital gains distributions and the one year return is shown net of the applicable 1% contingent deferred sales charge. Past performance is not predictive of future performance. Graphs are not drawn to same scale.


A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

      o Class A Shares. If you buy Class A shares, you pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans" defined in "Class A Contingent Deferred Sales Charge" on page
32). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested, sales charge rates are described in "Buying Class A Shares" below.

      o Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares" below.

      o Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C Shares," below.


o Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor. Please refer to "Buying Class Y Shares," below.


Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to Class A, Class B and Class C shares, and considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns, and the operating expenses borne by each class of shares, and which class of shares you invest in.

      The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

      o How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on shares of Class B or Class C for which no initial sales charge is paid.

      o Investing for the Short-Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C (as well as Class B) shares for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and Class
B) shares. If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.

      For investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares, respectively, from a single investor.


      o Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore, you should analyze your options carefully.

      o Are There Differences in Account Features That Matter to You? Because some account features may not be available to or advisable for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares is better for you.
For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting privileges are not available for Class B or Class C shares or Class A shares, subject to a contingent deferred sales charge. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes, such as the asset-based sales charges described below and in the Statement of Additional Information.

      o How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

      o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

      o Under pension, profit-sharing, 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.
      o There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      o How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase and redemption orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

     o Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

      o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

     o Buying Shares Through Federal Funds Wire: Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and receive further instructions.

      o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, or have the Transfer Agent send redemption proceeds or to transmit dividends and distributions to your bank account.

      Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

      o Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.

     o At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

     If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor in its sole discretion may reject any purchase order for the Fund's shares.

Special Sales Charge Arrangements for Certain Persons. Appendix B and Appendix C to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds or the former CMIA funds (as defined in each Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                        Front-End Sales      Front-End Sales
                        Charge as a          Charge as a       Commission as
                        Percentage of        Percentage of     Percentage of
                        Amount of Purchase   Offering Price    Amount Invested
                        Offering Price

------------------------------------------------------------------------------


Less than $50,000          4.75%                4.98%             4.00%
------------------------------------------------------------------------------

$50,000 or more but        4.50%                4.71%             3.75%
less than $100,000
------------------------------------------------------------------------------

$100,000 or more but       3.50%                3.63%             2.75%
less than $250,000
------------------------------------------------------------------------------

$250,000 or more but       2.50%                2.56%             2.00%
less than $500,000
------------------------------------------------------------------------------

$500,000 or more but       2.00%                2.04%             1.60%
less than $1 million

      The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     o Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

     o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000; o Purchases aggregating $1 million or more;

      o Purchase by a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or
(3) certifies that it projects to have annual plan purchases of $200,000 or more; or

      o Purchases by an OppenheimerFunds  rollover IRA if the purchases are made
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the distributor for those purchases.


      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge will be equal to 1.0% of the lesser(1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

     o Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder
Plans for their clients.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors.
A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also count Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

      o Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A shares and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

     o Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

      Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

     o the Manager or its affiliates; o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for to registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

     o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

     o employees and registered representatives (and their spouses and minor children) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

     o dealers, brokers or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products or employee benefit plans made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of Fund shares);

     o (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under section 401(a), 403(b) or 457 of the Internal Revenue
Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

     o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

     o accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts; o any unit investment trust that has entered into an appropriate agreement with the Distributor;

     o a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and C TRAC-2000 program on November 24, 1995; or

     o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

      Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

      o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

      o shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

     Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

      o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

     o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

     o for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program;

     o for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment options in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;

     o for distributions from Retirement Plans with 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option for the Plan; or o for distributions from certain 401(k) plan programs sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      o Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information. Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Years Since                            Contingent Deferred Sales Charge
Beginning of Month in which            On Redemptions in That Year
Purchase Order Was Accepted            (As % of Amount Subject to Charge)
         -----------------------------------------------------------------------

0 - 1                                  5.0%
1 - 2                                  4.0%
2 - 3                                  3.0%
3 - 4                                  3.0%
4 - 5                                  2.0%
5 - 6                                  1.0%
6 and following                        None

      In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      o Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering purchase price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

      o Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives from the Fund a service fee of 0.25% per year under each plan. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

     The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is 4.00% of the purchase price. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase. The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Fund pays the asset-based sales charge to the Distributor to compensate it for its services rendered in connection with the distribution of Class B and Class C shares. Those services include paying sales commissions, advancing service fee payments, and paying or financing the costs of distributing and selling Class B and Class C shares. The Distributor retains the asset-based sales charges paid by the Fund for Class B shares. For Class C shares, the Distributor retains the asset-based sales charge paid by the Fund during the first year Class C shares are outstanding, and after the first year the Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plan for Class B and Class C shares. Therefore, those expenses may be carried over and paid in future years. At December 31, 1997, the end of the Class B Plan year, the Distributor had incurred unreimbursed expenses in connection with the sale of Class B shares of $964,739(equal to 2.48% of the Fund's net assets represented by Class B shares on that date). At December 31, 1997, the end of the Class C plan year, the Distributor had incurred unreimbursed expenses in connection with the sale of Class C shares of $47,483(equal to 1.10% of the Fund's net assets represented by Class C shares on that date).


      o Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

      Waivers for Redemptions in Certain Cases. The Class B and Class C contingent deferred sales charge will be waived for redemptions of shares in the following cases:

      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have) occurred after the account was established;

      o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established and for disability; you must provide evidence of a determination of disability by the Social Security Administration);

      o returns of excess contributions to Retirement Plans;

      o distributions from retirement plans that qualify as "substantially equal periodic payments" under Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request;

      o distributions from OppenheimerFunds prototype 401(k)plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans for
(1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries; or

     o distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: o shares sold to the Manager or its affiliates; o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or o shares issued in plans of reorganization to which the Fund is a party.


Buying Class Y Shares. Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors, such as insurance companies, registered investment companies and employee benefit plans, that have special agreements with the Distributor for this purpose. These include Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, which may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors are not able to invest in Class Y shares directly.

      While Class Y shares are not subject to initial or contingent deferred sales charges or asset-based sales charges, an institutional investor buying the shares for its customers' accounts may impose charges on those accounts. The procedures for purchasing, redeeming, exchanging, or transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent) and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares. Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.


Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

      o Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.


      o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

     o Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1- 800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

      o Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

     o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Shareholder Transactions by Fax. Beginning May 30, 1997, requests for some account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for more information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

      o Automatic Withdrawal Plans. If your Fund account is $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. Automatic Withdrawal Plans are not advisable for Class B and Class C shares subject to a contingent deferred sales charge ("CDSC") unless waivers of the CDSC apply. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

      o Automatic Exchange Plans. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of the same class of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

     o Individual Retirement Accounts including rollover IRAs, for individuals and their spouses

     o 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment o Pension and Profit-Sharing Plans for self-employed persons and other employers o 401(k) prototype retirement plans for businesses

      Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

     You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing, or by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      o Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

      o Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

      o You wish to redeem more than $50,000 worth of shares and receive a check

     o The redemption check is not payable to all shareholders listed on the account statement o The redemption check is not sent to the address of record on your account statement o Shares are being transferred to a Fund account with a different owner or name o Shares are redeemed by someone other than the owners (such as an Executor)

     o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail.  Write a "letter of instructions" that includes:

      o     Your name

      o     The Fund's name

     o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling

     o The signatures of all registered owners exactly as the account is registered, and

      o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

Send Courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231
Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your request must be received by the Transfer Agent or its agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. Shares held in an OppenheimerFunds retirement plan or under a share certificate may not be redeemed by telephone.

      o To redeem shares through a service representative, call 1-800-852-8457 o To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds transferred to that bank account.

     o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      o Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Checkwriting. To be able to write checks against your Fund account, you may request that privilege on your account Application or you can contact the Transfer Agent for signature cards, which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in one of the other Oppenheimer funds, you may call 1-800-525-7048 to request checkwriting for an account in this Fund that has the same registration as that other fund account.

      o Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or custodian.
      o Checkwriting privileges are not available for accounts holding Class B or Class C shares, or Class A shares that are subject to a contingent deferred sales charge. o Checks must be written for at least $100. o Checks cannot be paid if they are written for more than your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value. o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
      o Don't use your checks if you changed your Fund account number.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      o Shares of the fund selected for exchange must be available for sale in your state of residence o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day o You must meet the minimum purchase requirements for the fund you purchase by exchange o Before exchanging into a fund, you should obtain and read its prospectus

     Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

     o Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

      o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800- 533-3310. Telephone exchanges may be made only between accounts that are registered with the same names and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market- timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.

      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      o Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

     o The  Transfer  Agent  will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

     o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      o The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

      o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange to have your bank provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      o Under unusual circumstances shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.


      o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

      o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B or Class C shares.

      o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income on each regular business day and pays those dividends to shareholders monthly. Normally, dividends are paid on the last business day of every month, but the Board of Trustees can change that date. Distributions may be made monthly from any net short-term capital gains the Fund realizes in selling securities. It is expected that distributions paid with respect to Class A shares will generally be higher than for Class B or Class C shares because expenses allocable to Class B and Class C shares will generally be higher.

      From time to time, the Fund may adopt the practice, to the extent consistent with the amount of the Fund's net investment income and other distributable income, of attempting to pay dividends on Class A shares at a constant level, although the amount of such dividends may be subject to change from time to time depending on market conditions, the composition of the Fund's portfolio and expenses borne by the Fund or borne separately by that Class. A practice of attempting to pay dividends on Class A shares at a constant level would require the Manager, consistent with the Fund's investment objective and investment restrictions, to monitor the Fund's portfolio and select higher yielding securities when deemed appropriate to maintain necessary net investment income levels. If the Fund, from time to time, seeks to pay dividends on Class A shares at a target level, the Fund anticipates it would pay dividends at the targeted dividend level from net investment income and other distributable income without any impact on the Fund's Class A net asset value per share. The Board of Trustees could change the Fund's targeted dividend level at any time, without prior notice to shareholders. The Fund would not otherwise have a fixed dividend rate. Regardless, there can be no assurance as to the payment of any dividends or the realization of any capital gains.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

     o Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

     o Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

     o Receive All Distributions in Cash. You can elect to receive a check for all dividends and long- term capital gains distributions or have them sent to your bank on AccountLink.

     o Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

     o "Buying a Dividend": When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

     o Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

     o Returns of Capital: In certain cases distributions made by the Fund may be considered a non- taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

      This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

                             APPENDIX TO PROSPECTUS OF
                                OPPENHEIMER BOND FUND


     Graphic   material   included  in  Prospectus  of  Oppenheimer  Bond  Fund:
"Comparison of Total Return of Oppenheimer Bond Fund and The Lehman Brothers Corporate Bond Index - Change in Value of a $10,000 Hypothetical Investment"


      Linear graphs will be included in the Prospectus of Oppenheimer Bond Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 in the Fund. In the case of the Fund's Class A shares, that graph will cover each of the Fund's fiscal years since the inception of the class on April 15, 1988 through December 31, 1997, in the case of Class B shares the graph will cover the period from the inception of the class on May 1, 1993 through December 31, 1997 and in the case of Class C shares the graph will cover the period from inception on July 11, 1995 through December 31, 1997. The graphs will compare such values with the same investments over the same time periods with The Lehman Brothers Corporate Bond Index. Set forth below are the relevant data points that will appear on the linear graphs. Additional information with respect to the foregoing, including a description of The Lehman Brothers Corporate Bond Index, is set forth in the Prospectus under "Performance of the Fund -- Comparing the Fund's Performance to the Market"


                                                      Lehman Brothers
Fiscal Year              Oppenheimer                  Corporate
(Period) Ended           Bond Fund A                  Bond Index


04/15/88                 $_____                       $10,000
12/31/88                 $_____                       $_____
12/31/89                 $_____                       $_____
12/31/90                 $_____                       $_____
12/31/91                 $_____                       $_____
12/31/92                 $_____                       $_____
12/31/93                 $_____                       $_____
12/31/94                 $_____                       $_____
12/31/95                 $_____                       $_____
12/31/96                 $_____                       $_____
12/31/97                 $_____                       $_____


                                                      Lehman Brothers
Fiscal Year              Oppenheimer                  Corporate
(Period) Ended           Bond Fund B(1)               Bond Index


05/01/93                 $10,000                      $10,000
12/31/93                 $_____                       $_____
12/31/94                 $_____                       $_____
12/31/95                 $_____                       $_____
12/31/96                 $_____                       $_____
12/31/97                 $_____                       $_____

                                                      Lehman Brothers
Fiscal Year              Oppenheimer                  Corporate
(Period) Ended           Bond Fund C(2)               Bond Index


07/11/95                 $10,000                      $10,000
12/31/95                 $_____                       $_____
12/31/96                 $_____                       $_____
12/31/97                 $_____                       $_____


----------------------
(1) Class B shares of the Fund were first publicly offered on May 1, 1993. (2) Class C shares of the Fund were first publicly offered on July 11, 1995.

                                     Appendix A

Description of Securities Ratings


o  Moody's Investors Service, Inc. Bond Ratings

Aaa: Bonds which are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.

A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
The investments in which the Fund will principally invest will be in the lower-rated categories described below.

Baa: Bonds which are rated "Baa" are considered medium grade obligations, i. e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds which are rated "C" are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

o  Standard & Poor's Bond Ratings

AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions. The investments in which the Fund will principally invest will be in the lower-rated categories, described below.

BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.

BB, B CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds on which no interest is being paid are rated "C".

D: Bonds rated "D" are in payment default and payment of interest and/or repayment of principal is in arrears.


o  Fitch Investors Service, Inc.

Investment Grade Bond Ratings

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond Ratings

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD," "DD," or "D" categories.


o  Duff & Phelps' Ratings

Long-Term Debt and Preferred Stock

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA+, AA & AA- High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB & BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB- Below investment grade but deemed to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

B+, B & B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations issuer failed to meet scheduled principal and/or interest payments.

DP Preferred stock with dividend arrearages.

                                     APPENDIX B

           Special Sales Charge Arrangements for Shareholders of the Fund
             Who Were Shareholders of the Former Quest for Value Funds


The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

o  Reduced  Class  A  Initial  Sales  Charge  Rates  for  Certain  Former  Quest
Shareholders

o Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                        Front-End         Front-End
                        Sales             Sales          Commission
                        Charge            Charge         as
                        as a              as a           Percentage
Number of               Percentage        Percentage     of
Eligible Employees      of Offering       of Amount      Offering
or Members              Price             Invested       Price
------------------------------------------------------------------------------

9 or fewer              2.50%             2.56%          2.00%

------------------------------------------------------------------------------

At least 10 but not
more than 49            2.00%             2.04%          1.60%

      For purchases by Qualified Retirement Plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages __ to __ of this Prospectus.


      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

o Special Class A Contingent Deferred Sales Charge Rates. Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of former Quest for Value Funds into those Oppenheimer funds, and which were subject to a Class A contingent deferred sales charge prior to November 2, 1995, will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

o Waiver of Class A Sales Charges for Certain Shareholders. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

o Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

      o Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

o Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.


Special Dealer Arrangements. Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 record keeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

      Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 record keeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

                                     APPENDIX C


Special Sale Charge Arrangements for Fund Shareholders of the Fund Who Were Shareholders of the Former Connecticut Mutual Investment Accounts, Inc. The initial and contingent sales charge rates and waivers for Class A and Class B shares described elsewhere in this Prospectus are modified as described below for those shareholders of the Fund who were shareholders of Connecticut Mutual Investment Accounts, Inc. on March 17, 1996 ("former CMIA shareholders").

o     Prior Class A CDSC and Class A Sales Charge Waivers

      o Class A Contingent Deferred Sales Charge. Certain former CMIA shareholders are entitled to continue to make additional purchases of Class A shares of the Fund at net asset value without the Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those former CMIA shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of the former CMIA funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the CMIA funds' policies on Combined Purchases or Rights of Accumulation, who still hold those shares in any of the Oppenheimer funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the CMIA funds' former general distributor to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Class A shares of the former CMIA funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC. If any additional Class A shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      o Class A Sales Charge Waivers. Additional Class A shares of the Fund may be purchased without a sales charge by a person who was in one or more of the categories described below and acquired Class A shares of the CMIA funds prior to March 18, 1996 and still holds Class A shares of any Oppenheimer funds: (1) any purchaser, provided the total initial amount invested in the former CMIA funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Oppenheimer funds; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in any one or more of the former CMIA funds totaled $500,000 or more; (3) Directors of the former CMIA funds and members of their immediate families; (4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the CMIA funds' prior distributor, and its affiliated companies; (5) one or more members of a group of a least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; (6) any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which was beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract for Class A shares of the Fund; and (7) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the CMIA funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the applicable Class A CDSC.

o Class A and Class B Contingent Deferred Sales Charge Waivers. In addition to the waivers set forth above under the caption "How to Buy Shares," the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of the Fund and acquired through the reorganization of the Connecticut Mutual Income Account Series of CMIA with the Fund and the shares of that series were acquired prior to March 18, 1996, (ii) were acquired by exchange from another CMIA fund and the shares of that fund were purchased prior to March 18, 1996 and (iii) were exchanged or redeemed in the following cases:

      (1) by the estate of the deceased shareholder; (2) upon the disability of the shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (Code); (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) in whole or in part, in connection with shares sold by any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company; (5) in connection with the former CMIA fund's right to involuntarily redeem or liquidate a Fund; (6) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; and (7) as involuntary redemptions of shares by operation of law, or under procedures set forth in the former CMIA fund's Articles of Incorporation, or as adopted by the Board of Directors of the former CMIA funds.

Oppenheimer Bond Fund
6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.


PR0285.004.0498 *Printed on recycled paper

OPPENHEIMER BOND FUND

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048



Statement of Additional Information dated April 27, 1998.


      This Statement of Additional Information of Oppenheimer Bond Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 27, 1998. It should be read together with the Prospectus which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


Contents

                                                                         Page

About the Fund
Investment Objective and Policies.......................................
   Investment Policies and Strategies...................................
   Other Investment Techniques and Strategies...........................
   Other Investment Restrictions........................................
How the Fund is Managed.................................................
Organization and History................................................
Trustees and Officers of the Fund.......................................
The Manager and Its Affiliates..........................................
Brokerage Policies of the Fund..........................................
Performance of the Fund.................................................
Distribution and Service Plans..........................................
About Your Account
How to Buy Shares.......................................................
How to Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Independent Auditors' Report............................................
Financial Statements....................................................
Appendix A: Corporate Industry Classification........................A-1

ABOUT THE FUND

Investment Objective And Policies

Investment Policies and Strategies. The investment objectives and policies of the Fund are discussed in the Prospectus. Set forth below is supplemental information about those policies, and the types of securities in which the Fund invests as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information are defined in the Prospectus.

     o Debt Securities. All debt securities are subject to two types of risk: credit risk and interest rate risk (these are in addition to other investment risks that may affect a particular security).

     o Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, higher yielding bonds are subject to credit risk to a greater extent than higher quality bonds.

      o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between price and yield of outstanding fixed-income securities. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute the Fund's net asset values.

     o Commercial Paper. The Fund's commercial paper investments, in addition to those described in the Prospectus, include the following:

     Variable Amount Master Demand Notes. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. The Fund has no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.

      Floating Rate/Variable Rate Notes. Some of the notes the Fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other credit support arrangements.

      o Participation Interests. The Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus on investments by the Fund in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrowers. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives. Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the value of that participation interest and in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

      o Bank Obligations and Instruments Secured Thereby. The bank obligations the Fund may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits, other than those maturing in seven days or less, that are subject to withdrawal penalties are subject to the limitation on investments by the Fund in illiquid investments, set forth in the Prospectus under "Illiquid and Restricted Securities."

      Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

     |X| Securities of Foreign Governments and Companies. As stated in the Prospectus, the Fund may invest in debt obligations (which may be dominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities.

      The percentage of the Fund's assets that will be allocated to foreign securities will vary from time to time depending on, among other things, the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. The Manager will consider an issuer's affiliation, if any, with a foreign government as one of the factors in determining whether to purchase any particular foreign security. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. The Fund's portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.

      Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers, by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign bond or other markets that do not move in a manner parallel to U.S. markets. From time to time, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be reimposed.

      Securities of foreign issuers that are represented by American depository receipts, or that are only listed on a U.S. securities exchange, or are only traded in the U.S. over-the-counter market are not considered "foreign securities," because they are not subject to many of the special considerations and risks (discussed below) that apply to foreign securities traded and held abroad. If the Fund's securities are held abroad, the countries in which such securities may be held and the sub-custodians holding must be approved by the Fund's Board of Trustees if required under applicable SEC rules.


     The obligations of foreign governmental entities may or may not be supported by the full faith and credit of a foreign government. Obligations of "supranational entities" include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter- American Development Bank. The governmental members, or "stockholders," of these entities usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

      Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S. The values of foreign securities will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. There may be a lack of public information about foreign issuers. Foreign countries may not have financial reporting, accounting and auditing standards comparable to those that apply to U.S. issuers. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S., and foreign securities markets may be less liquid, more volatile and less subject to governmental regulation than in the U.S. They may have increased delays in settling portfolio transactions. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and its income available for distribution. In addition, although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund may engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates. See "Other Investment Techniques and Strategies - Hedging," below.

      The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have significant government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign securities will fluctuate in response to a variety of factors, including changes in U.S. and foreign interest rates.

     o U.S. Government Securities. U.S. Government Securities are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and include "zero coupon" Treasury securities and mortgage-backed securities and CMOs.

      o Mortgage-Backed Securities. These securities represent participation interests in pools of residential mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself. Those guarantees do not extend to the value of or yield of the mortgage-backed securities themselves or to the net asset value of the Fund's shares. Any of these government agencies may also issue collateralized mortgage-backed obligations ("CMOs"), discussed below.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at par, at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

      The Fund may invest in "stripped" mortgage backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "IO" class), while the other class will receive all of the principal (the "principal-only" or "PO" class). Interest only securities are extremely sensitive to interest rate changes, and prepayments of principal on the underlying mortgage assets. An increase in principal payments or prepayments will reduce the income available to the IO security. In other types of CMOs, the underlying principal payments may apply to various classes in a particular order, and therefore the value of certain classes or "tranches" of such securities may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

      Mortgage-backed securities may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates. As new types of mortgage-related securities are developed and offered to investors, the Manager will, subject to the direction of the Board of Trustees and consistent with the Fund's investment objective and policies, consider making investments in such new types of mortgage-related securities.

      o GNMA Certificates. Certificates of Government National Mortgage Association ("GNMA") are mortgage-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that the Fund may purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payments when due.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

     o FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

     o FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through certificates ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

     o Collateralized Mortgage-Backed Obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. government instrumentality, or a private issuer, which may be a domestic or foreign corporation. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

        o Asset-Backed Securities. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for the prepayments of a pool of mortgage loans underlying mortgage-backed securities.

Other Investment Techniques And Strategies

      o Hedging with Options and Futures Contracts. The Fund may employ one or more types of Hedging Instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Futures, (ii) purchase puts on such Futures or securities, or (iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, the Fund may: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities. Covered calls and puts may also be written on debt securities to attempt to increase the Fund's income. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund may: (a) purchase puts on that foreign currency and on foreign currency Futures, (b) write calls on that currency or on such Futures, or (c) enter into Forward Contracts at a lower rate than the spot ("cash") rate.

      The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. Additional Information about the Hedging Instruments the Fund may use is provided below. At present, the Fund does not intend to enter into Futures, Forward Contracts and options on Futures if, after any such purchase, the sum of margin deposits on Futures and premiums paid on Futures options exceeds 5% of the value of the Fund's total assets. In the future, the Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

      o Writing Call Options. The Fund may write (i.e. sell) call options ("calls") on debt securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets, to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions. After any such sale up to 50% of the Fund's total assets may be subject to calls. All such calls written by the Fund must be "covered" while the call is outstanding (i.e. the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). Calls on Futures (discussed below) must be covered by deliverable securities or by liquid assets segregated to satisfy the Futures contract. When the Fund writes a call on a security it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

      The Fund may also write calls on Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

     o Writing Put Options. The Fund may write put options on debt securities or Futures but only if such puts are covered by segregated liquid assets. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put obligations. In writing puts, there is the risk that the Fund may be required to buy the underlying security at a disadvantageous price. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put lapses unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the current market value of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      When writing put options on securities, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the put option. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      The Trustees have adopted a non-fundamental policy that the Fund may only purchase call options and put options with a value of up to 5% of its net assets.

      o Purchasing Puts and Calls. The Fund may purchase calls in order to protect against the possibility that the Fund's portfolio will not fully participate in an anticipated rise in value of the long-term debt securities market. When the Fund purchases a call, it pays a premium (other than in a closing purchase transaction) and, except as to calls on bond indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

     When the Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

      Purchasing either a put on Interest Rate Futures or on debt securities it does not own permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on an Interest rate Future or debt security not held by it, the put protects the Fund to the extent that the prices of the underlying Future or debt securities move in a similar pattern of the debt securities in the Fund's portfolio.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

      Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

     o Options on Foreign Currencies. The Fund intends to write and purchase calls on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options, for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs.

      A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Fund on a foreign currency to provide a hedge against a decline due to an expected adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. This is a cross-hedging strategy. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's custodian, liquid securities of any type including equity and debt securities of any grade in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

      o Futures. The Fund may buy and sell Futures. No price is paid or received upon the purchase or sale of an Interest Rate Future or a foreign currency exchange contract ("Forward Contract"), discussed below. An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation may be satisfied by actual delivery of the debt security or by entering into an offsetting contract. A securities index assigns relative values to the securities included in that index and is used as a basis for trading long-term Financial Futures contracts. Financial Futures reflect the price movements of securities included in the index. They differ from Interest Rate Futures in that settlement is made in cash rather than by delivery of the underlying investment.

      Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to or by the futures broker on a daily basis.

      At any time prior to the expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although
Interest Rate Futures by their terms call for settlement by delivery or acquisition of debt securities, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o Forward Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts.

     The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

      The Fund will identify to the Custodian liquid securities of any type including equity and debt securities of any grade having a value equal to the aggregate net amount of the Fund's exposure under forward contracts entered into with respect to position hedges and cross hedges. If the value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's obligations with respect to such contracts. As an alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     o Interest Rate Swap Transactions. Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

     A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation".

      o Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

      The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it unless subject to a buy-back agreement with the executing broker. The Securities and Exchange Commission ("SEC") is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

      o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its custodian bank, liquid securities of any type including equity and debt securities of any grade in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

      o Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with this 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Bond Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing options which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (iv) exercising puts or calls held by the Fund for less than three months; or (v) writing calls on investments held less than three months.

     Certain foreign currency exchange contracts ("Forward Contracts") in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this mark-to-market treatment.

      Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses before determining a net "Section 988" gain or loss under the Internal Revenue Code, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

      o Possible Risk Factors in Hedging. In addition to the risks with respect to options discussed in the Prospectus and above, there is a risk when hedging by selling Futures to attempt to protect against decline in value of the Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      o Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank, the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet the credit requirements set by the Trust's Board of Trustees from time to time), for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      o Illiquid and Restricted Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

      The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      o Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees. In connection with securities lending, the Fund might experience risks of delay in receiving additional collateral, or risks of delay in recovery of securities, or loss of rights in the collateral should the borrower fail financially. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      o When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market
exists,  but  which  are  not  available  for  immediate  delivery.   When  such
transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Fund does not intend to make such purchases for speculative purposes. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by the Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will maintain a segregated account with its Custodian, consisting of liquid securities of any type including equity and debt securities of any grade at least equal to the value of purchase commitments until payment is made.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received, in determining its net asset value. If the Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. The Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above), when- issued securities and forward commitments may be sold prior to settlement date. In addition, changes in interest rates before settlement in a direction other than that expected by the Manager will affect the value of such securities and may cause a loss to the Fund.

      When-issued transactions and forward commitments allow the Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

Other Investment Restrictions

      The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective, cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

      Under these additional restrictions, the Trust may not, on behalf of the Fund do any of the following:

      o The Fund may not act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

      o The Fund may not invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans (this restriction does not prevent the Fund from purchasing securities secured or issued by companies investing or dealing in real estate and by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs);

      o The Fund may not make loans other than by investing in obligations in which the Fund may invest consistent with its investment objective and policies and other than repurchase agreements and loans of portfolio securities;

      o The Fund may not pledge, mortgage or hypothecate its assets, except that, to secure permitted borrowings, it may pledge securities having a market value at the time of the pledge not exceeding 15% of the cost of the Fund's total assets and except in connection with permitted transactions in options, futures contracts and options on futures contracts, and except for reverse repurchase agreements and securities lending;

      o The Fund may not purchase or retain securities of any issuer if, to the knowledge of the Trust, more than 5% of such issuer's securities are beneficially owned by officers and trustees of the Trust or officers and directors of Massachusetts Mutual Life Insurance Company ("MassMutual") who individually beneficially own more than 1/2 of 1% of the securities of such issuer; and

      o The Fund may not make loans to an officer, trustee or employee of the Trust or to any officer, director or employee of MassMutual, or to MassMutual.

      In addition to the investment restrictions described above and those contained in the Prospectus, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such nonfundamental policies and guidelines, the Fund may not: (1) invest for the purpose of exercising control over, or management of, any company; (2) purchase any security of a company which (including any predecessor, controlling person, general partner and guarantor) has a record of less than three years of continuous operations or relevant business experience , if such purchase would cause more than 5% of the current value of the Fund's assets to be invested in such companies; and (3) invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition.

      For purposes of the Fund's policy not to concentrate investments as described in the investment restrictions in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. This policy is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is one of two series of Oppenheimer Integrity Funds (the "Trust"). This Statement of Additional Information may be used with the Fund's Prospectus only to offer shares of the Fund. The Trust was established in 1982 as MassMutual Liquid Assets Trust and changed its name to MassMutual Integrity Funds on April 15, 1988. The Fund was reorganized from a closed-end investment company known as MassMutual Income Investors, Inc. into a series of the Trust on April 15, 1988. On March 29, 1991, the Trust changed its name from MassMutual Integrity Funds to Oppenheimer Integrity Funds and the Fund changed its name from MassMutual Investment Grade Bond Fund to Oppenheimer Investment Grade Bond Fund. On July 10, 1995, the Fund changed its name to Oppenheimer Bond Fund.

      Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class and entitle the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings.
Shareholders of the Fund and of the Trust's other series vote together in the aggregate on certain matters at shareholders' meetings, such as the election of Trustees and ratification of appointment of auditors for the Trust. Shareholders of a particular series or class vote separately on proposals which affect that series or class, and shareholders of a series or class which is not affected by that matter are not entitled to vote on the proposal. For example, only shareholders of a series, such as the Fund, vote exclusively on any material amendment to the investment advisory agreement with respect to the series. Only shareholders of a class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect only that class.

      The Trustees are authorized to create new series and classes of series. The Trustees may reclassify unissued shares of the Trust or its series or classes into additional series or classes of shares. The Trustees may also divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

      As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of at least 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Trust valued at $25,000 or more or holding at least 1% of the Trust's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicant's expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances, the risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law. Trustees And Officers of the Fund


      The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. All of the Trustees are also Trustees, Directors or Managing General Partners of Centennial America Fund, L.P., Centennial California Tax Exempt Trust, Centennial Government Trust, Centennial Money Market Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt Trust, Oppenheimer Cash Reserves, Oppenheimer Equity Income Fund, Oppenheimer Integrity Funds, Oppenheimer International Bond Fund, Oppenheimer High Yield Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Funds, Inc., Oppenheimer Strategic Income Fund, Oppenheimer Municipal Fund, Oppenheimer Total Return Fund, Inc.,Oppenheimer Real Asset Fund, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and The New York Tax-Exempt Income Fund, Inc., (the "Denver-based Oppenheimer funds"), except for Mr. Fossel and Ms. Macaskill who are not Trustees of Centennial New York Tax Exempt Trust and are not Managing General Partners of Centennial America Fund, L.P. Ms. Macaskill is President and Mr. Swain is Chairman of the Denver-based Oppenheimer funds. Messrs. Bishop, Bowen, Donohue, Farrar and Zack hold similar positions as officers of all such funds. As of April __, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the Fund's outstanding Class A shares, none of the Fund's outstanding Class B or Class C shares. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan one of the Trustees and officers listed below, Mr. Donohue, is a trustee), other than the shares beneficially owned under that plan by the officers of the Fund listed below.

Robert G. Avis, Trustee*; Age: 66
One North Jefferson Ave., St. Louis, Missouri 63103

Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age: 82
197 Desert Lakes Drive, Palm Springs, California 92264

Management Consultant. Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

Charles Conrad, Jr., Trustee; Age: 67
1501 Quail Street, Newport Beach, CA 92660

Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.


            ------------------------


* A Trusteewho is an "interested person" of the Fund and of the Adviser.

Jon S. Fossel, Director+; Age 55
P.O. Box 44, Mead Street, Waccabuc, New York  10597
Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies), Chairman of the Investment Company Institute Education Foundation; formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company, and Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee; Age: 57
4975 Lakeshore Drive, Littleton, Colorado  80123

Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OppenheimerFunds, Inc.


Raymond J. Kalinowski, Trustee; Age: 68
44 Portland Drive, St. Louis, Missouri 63131

Director of Wave Technologies International, Inc. a computer products training company; formerly Vice Chairman and a director of A.G. Edwards, Inc., parent holding company of A.G. Edwards & Sons, Inc. (a broker-dealer), of which he was a Senior Vice President.


C. Howard Kast, Trustee; Age: 76
2552 East Alameda, Denver, Colorado 80209

Formerly the Managing Partner of Deloitte, Haskins & Sells (an accounting firm).


Robert M. Kirchner, Trustee; Age: 76
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Ned M. Steel, Trustee; Age: 82
3416 South Race Street, Englewood, Colorado 80110

Chartered  Property  and  Casualty  Underwriter;   director  of  Visiting  Nurse
Corporation of Colorado; formerly Senior Vice President and a director of Van Gilder Insurance Corp. (insurance brokers).


James C. Swain, Chairman, Chief Executive Officer and Trustee*; Age: 64 6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager; formerly President and director of Centennial Asset Management

Corporation, an investment adviser subsidiary of the Manager ("Centennial") and Chairman of the Board of SSI.


            ------------------------


* A Trusteewho is an "interested person" of the Fund and of the Adviser. + Not a Trustee of Centennial New York Tax-Exempt Trust nor a managing General Partner of Centennial America Fund, L.P.

Bridget A. Macaskill, President*+; Age: 49
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (since September 1995); President (since September 1995) and a director (since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

George C. Bowen, Vice President,  Assistant Secretary,  Treasurer and Trustee*#;
Age: 61 6803 Tucson Way, Englewood, Colorado 80112 Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

Andrew J. Donohue, Vice President and Secretary; Age: 47
Two World Trade Center, New York, New York 10048
Executive Vice President (since January 1993), General Counsel (since  October
1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993)






            ------------------------


* A Trusteewho is an "interested person" of the Fund or the Adviser.
+ Not a Trustee of Centennial New York Tax-Exempt Trust nor a managing General Partner of Centennial America Fund, L.P. # Not a Trustee or Director of Oppenheimer Integrity Funds, Panorama Series Fund, Inc., Oppenheimer Strategic Income Fund, Oppenheimer Variable Account Funds, Centennial New York Tax-Exempt Fund nor or Managing General Partner of Centennial America Fund L.P. and a
director (since January 1992) of the Distributor;   Executive Vice President,
General Counsel and a director of  HarbourView, SSI, SFSI and Oppenheimer
Partnership Holdings, Inc. (since September 1995)  and   MultiSource Services,
Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc(since October 1997); an officer of other Oppenheimer funds.

Robert G. Zack, Assistant Secretary; Age: 49
Two World Trade Center, New York, New York 10048-0203

Senior Vice President and Associate General Counsel of the Manager, Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.


Robert J. Bishop, Assistant Treasurer; Age: 39
6803 South Tucson Way, Englewood, Colorado 80112

Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller of the Manager.


Scott Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood, Colorado 80112

Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds.


o Remuneration of Trustees. The officers of the Fund and certain Directors of the Fund (Ms. Macaskill, Mr. Swain and Mr. Bowen) who are affiliated with the Adviser receive no salary or fee from the Fund. The remaining Directors of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended December 31, 1997. The compensation from all of the Denver-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1997.


                                     Total Compensation
                                     Aggregate              From All
                                     Compensation           Denver-based
Name and Position                    from Fund              OppenheimerFunds1


Robert G. Avis                       $271                   $63,501
  Director

William A. Baker                     $331                   $77,502
  Audit and Review
  Committee Ex-Officio
  Member2 and Director
                                     Total Compensation
                                     Aggregate              From All
                                     Compensation           Denver-based
Name and Position                    from Fund              OppenheimerFunds1

Charles Conrad, Jr.                  $                      $72,000
  Director3

Jon S. Fossel                        $                      $63,277
 Director

Sam Freedman                         $                      $66,501
  Audit and Review Committee
  Member2 and Director

Raymond J. Kalinowski                $                      $71,561
  Audit and Review Committee
  Member2 and Director

C. Howard Kast                       $                      $76,503
  Audit and Review Committee
  Chairman2 and Director

Robert M. Kirchner                   $                      $72,000
  Director3

Ned M. Steel                         $                      $63,501
  Director


         ------------------------


1 For the 1997 calendar year. 2 Committee positions effective July 1, 1997.
3 Prior to July 1, 1997, Messrs. Conrad and Kirchner were also members of the Audit and Review Committee.

Deferred Compensation Plan. The Board of Directors has adopted a Deferred Compensation Plan for disinterested trustees that enable them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trusteeis periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds elected by the Director. The amount paid to the Trusteeunder the plan will be determined based upon the performance of the selected funds. Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trusteeor to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trusteeunder the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      o Major Shareholders. As of ______, 1998, the only entities that owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares was (i)Merrill Lynch Fenner & Smith, 4800 Deer Lake Drive E FL3, Jacksonville, FL 32246-6484 who owned 245,242.000 Class B shares (approximately 6.65% of the Fund's Class B shares then outstanding) (ii) RPSS TR IRA FBO Shirley Einhorn, 10662 SW 79th Terrace, Miami, FL 33173- 2912, who owned 25,361.197 Class C shares (approximately 5.85% of the Fund's Class C shares then outstanding); and (iii) Merrill Lynch Fenner & Smith, 4800 Deer Lake Drive E FL3, Jacksonville, FL 32246-6484 who owned 63,598.000 Class C shares (approximately 13.77% of the Fund's Class C shares then outstanding).


The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company ("MassMutual"). OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Trust, and one of whom (Mr. James C. Swain) serve as Trustees of the Trust.

      The Manager, and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced.

      o The Investment Advisory Agreement. Under the investment advisory agreement dated July 10, 1995 between the Trust on behalf of the Fund and the Manager, the Fund pays a management fee to the Manager at the annual rate of:
 .75% of the first $200 million of average annual net assets; .72% of the next $200 million; .69% of the next $200 million; .66% of the next $200 million; .60% of the next $200 million; and .50% of average annual net assets in excess of $1 billion. Under the prior investment advisory agreement between the Trust on behalf of the Fund and the Manager, the Fund paid a management fee to the Manager at the annual rate of: .50% of the first $100 million of average annual net assets; .45% of the next $200 million; .40% of the next $200 million; and
 .35% of average annual net assets in excess of $500 million. The investment advisory agreement, dated July 10, 1995, between the Trust on behalf of the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributors Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.

      The advisory agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn. The advisory agreement is subject to annual approval by the Board of Trustees, who may terminate the advisory agreement on sixty days' notice approved by a majority of the Trustees.

      The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.

      Prior to July 10, 1995, MassMutual served as investment sub-adviser (the "Sub-Adviser") to the Fund pursuant to a sub-advisory agreement between the Manager and MassMutual dated March 28, 1991. Under the sub-advisory agreement, MassMutual was responsible for managing the Fund's portfolio of securities and making investment decisions with respect to the Fund's investments, subject to the Fund's investment objective, policies and restrictions. The Sub-Adviser's fee was paid by the Manager. The sub-advisory agreement was subject to the same renewal, termination and standard of care provisions as the investment advisory agreement. On July 10, 1995, the Fund's shareholders approved a new investment advisory agreement with the Manager, at the fee rate set forth in the Prospectus, under which the Manager performs the investment decision-making functions previously performed by the Sub-Adviser. The sub-advisory agreement terminated effective July 10, 1995 after shareholders approved the investment advisory agreement with the Manager.


      For the fiscal years ended December 31, 1995, 1996 and 1997, the advisory fees paid to the
Manager were $820,507,  $1,640,483 and $_______ respectively, of which $201,877,
$______, and $________ respectively, were paid by the Manager to the Sub-Adviser for the fiscal years ended December 31, 1995, 1996 and 1997.

      o The Distributor. Under the General Distributor's Agreement between the Trust and the Distributor, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B,Class C and Class Y shares, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Class A, Class B and Class C Distribution and Service Plans), including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders), are borne by the Distributor. During the Fund's fiscal years ended December 31, 1995, 1996 and 1997, the aggregate amount of sales charges on sales of the Fund's Class A shares was $166,065, $299,893 and $______, respectively, of which the Distributor and on an affiliate, MassMutual Investor Services, Inc. ("MMLISI") retained in the aggregate $59,442 , $117,612 and $______ in those respective years. For the fiscal year ended December 31, 1997, the Distributor paid$_______ to broker-dealers on the sales of the Funds' Class B shares, of which $______went to MMLISI. In addition, the Distributor collected $_______ from contingent deferred sales charges assessed on Class B shares. For the fiscal year ended December 31, 1997, the Distributor paid $______ to broker-dealers on the sales of the Funds' Class C shares. In addition, the Distributor collected $_____ from contingent deferred sales charges assessed on Class C shares. For additional information about distribution of the Fund's shares, payment made by the Fund to the Distributor, and expenses connected with such activities, refer to "Distribution and Service Plans," below.


o The Transfer Agent. OppenheimerFunds Services, an operating division of the Manager which is the Fund's transfer agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies Of The Fund

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions of the Fund. In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers ("brokers"), including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding or base its selection on "posted" rates, but is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the provisions of the advisory agreement and the interests and policies of the Fund as established by the Trust's Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

     Under the advisory agreement, the Manager is authorized to select brokers and dealers which provide brokerage and/or research services for the Fund and/or the other accounts over which it or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged, if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Most purchases made by the Fund are principal transactions at net prices, and the Fund incurs little or no brokerage costs. Of that amount, during the fiscal year ended December 31, 1995, 1996 and 1997, $3,742, $13,094 and $____, respectively, in brokerage commissions were paid by the Fund for research services.


Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the advisory agreement and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders upon recommendations from the Manager's portfolio managers. In certain instances portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency trades in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Most purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

     The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to Manager that (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broadens the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.


      During the fiscal year ended December 31, 1997, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) was $______. Of that amount, during the same period, no brokerage commissions were paid to dealers for research services (including special research, statistical information and execution).



Performance of the Fund

Yield and Total Return Information. As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return", "total return," "cumulative total return," "total return at net asset value" and "cumulative total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations is set forth below.


     The Fund's advertisement of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each class of shares of the Fund for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns on its shares. The returns of Class A, Class B and Class C shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to a particular class. Class Y shares were not publicly offered during the Fund's fiscal year ended December 31, 1997 and therefore no performance information is provided in any of the presentations below.

Yields.

     o Standardized Yield. The "standardized yield" (referred to as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below. It is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission designed to assure uniformity in the way that all funds calculate their yields:


                                             a-b       6
                   Standardized Yield = 2 ((------ + 1) - 1)
                                              cd

      The symbols above represent the following factors:

       a = dividends and interest earned during the 30-day period. b = expenses accrued for the period (net of any expense reimbursements).
       c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.

       d = the maximum offering price per share of that class on the last day of the period, using the current maximum sales charge rate adjusted for undistributed net investment income.

     The standardized yield of a class of shares for a 30-day period may differ from the yield for other periods. The SEC formula assumes that the yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30 day period. For the 30-day period ended December 31, 1997 the standardized yields for the Fund's class of shares were as follows:

           Without Deducting Sales Charge             With Sales Charge Deducted
Class A:   ____%                                      ____%
Class B:   ____%                                      N/A
Class C:   ____%                                      N/A



       o Dividend Yield. The Fund may quote a "dividend yield" for each class of shares. Dividend yield is based on the dividends paid on shares of a class during the actual dividend period. from net investment income during a stated period. To calculate dividend yield, the dividends of a class declared during a stated period are added together and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield of the Class =

                             Dividends of the Class
              ----------------------------------------------------
              Max Offering Price of the Class (last day of period)

                                Divided by number of days (accrual period) x 365

       The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B shares and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

       The dividend yields for the 30-day dividend period ended December 31, 1997 were as follows:

           Without Deducting Sales Charge             With Sales Charge Deducted
Class A:   ____%                                      ____%

Class B:   ____%                                      N/A
Class C:   ____%                                      N/A

The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of Class A and Class B shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

     o Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:


                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )

       The "average annual total returns" on an investment in Class A shares of the Fund for the 1- and 5-year periods ended December 31, 1997 and for the period from April 15, 1988 (commencement of operations) to December 31, 1997 were ____%, ____% and ____%, respectively.

       The "average annual total returns" on an investment in Class B shares of the Fund for the 1- year period ended December 31, 1997 was ____%, and for the period May 1, 1993 (commencement of the Class) through December 31, 1997 was ____%.

       The "average annual total returns" on an investment in Class C shares of the Fund for the 1-year period ended December 31, 1997 was ___%, and for the period July 11, 1995 (commencement of the Class) through December 31, 1997 was ____%.

     o Cumulative Total Return. The "cumulative total return" calculation measures the change in the value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                             ERV - P
                             ------- = Total Return
                                P


       In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the payment of 1.0% contingent deferred sales charge is applied to the investment result for the 1-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

       The "cumulative total return" on an investment in Class A shares of the Fund (using the method described above) for the period April 15, 1998 (commencement of the Class) through December 31, 1997 was ______%.

       The "cumulative total return" on an investment in Class B shares of the Fund (using the method described above) for the period May 1, 1993 (commencement of the Class) through December 31, 1997 was _____%.

       The  "cumulative  total return" on an investment in Class C shares of the
Fund  (using  the  method   described  above)  for  the  period  July  11,  1993
(commencement of the Class) through December 31, 1997 was ______%.

       o Total Returns at Net Asset Value. From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A, Class B and Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total returns at net asset value on the Fund's Class A shares for the fiscal year ended December 31, 1997, and for the period from April 15, 1988 to December 31, 1997 were ____% and ____3%, respectively. The cumulative total return at net asset value on the Fund's Class B shares for the fiscal year-ended December 31, 1997 and for the period from May 1, 1993 through December 31, 1997 were ____% and _____%, respectively. The cumulative total return at net asset value on the Fund's Class C shares for the fiscal year-ended December 31, 1997 and for the period from July 11, 1995 through December 31, 1997 the cumulative total return on an investment in Class C shares of the Fund were ____% and ____%, respectively.


       Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B and Class C shares. However, when comparing total return of an investment in Class A, Class B or Class C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments.


Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes is ranked against (i) all other funds, excluding money market funds, and (ii) all other general bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

       For periods ending December 31, 1997 the Fund's performance may also be compared to the performance of the Lipper General Bond Fund Index, which is a net asset value weighted index of general bond funds compiled by Lipper. It is calculated with adjustments for income dividends and capital gains distributions as of the ex-dividend date.


     From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.


     From time to time, the Fund may publish the star ranking of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories; domestic stock funds, international stock funds, taxable bond funds an municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among intermediate government funds. Investment return measures a fund's or class' 1- 3-, 5- and 10-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class' 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%, respectively, or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30% respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

     The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

       The total return on an investment in the Fund's Class A, Class B, Class C or Class Y shares may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Fund Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Aggregate Bond Index, and the J.P. Morgan Government Bond Index. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Salomon Brothers High Grade Corporate Bond Index generally represents the performance of high grade long-term corporate bonds, and the Lehman Brothers Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Brothers Aggregate Bond Index generally represents the performance of the general fixed-rate investment grade debt market. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. Each index includes a factor for the reinvestment of interest but does not reflect expenses or taxes. The performance of the Fund's Class A, Class B, Class C or Class Y shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

       Investors may also wish to compare the Fund's Class A, Class B, Class C or Class Y shares return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.

       From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the OppenheimerFunds, other than performance rankings of the OppenheimerFunds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the OppenheimerFunds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

       The Fund has adopted a Service Plan for Class A shares, and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund will make payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company
Act) of the shares of each class. (For the Distribution and Service Plan for the Class C shares, that vote was cast by the Manager as the sole initial holder of Class C shares of the Fund).

       In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

     Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Either Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

       While the Plans are in effect, the Treasurer of the Trust shall provide separate written reports to the Trust's Board of Trustees at least quarterly stating generally the amounts of all payments made pursuant to each Plan and the purpose for which the payments were made. The Class B and Class C reports also include a description of the services rendered in connection with the distribution of Class B and Class C shares. The Class A reports include the identity of each Recipient that received any such payment. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

       Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate and set no minimum amount.


       For the fiscal year ended December 31, 1997, payments under the Class A Plan totaled $_______, all of which was paid by the Distributor to Recipients, including$________ paid to MMLISI. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.


       The Class B and Class C Plans allows the service fee payments to be paid by the Distributor to Recipients in advance for the first year Class B and Class C shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The services rendered by Recipients in connection with personal services and the maintenance of Class B and Class C shareholder accounts may include but shall not be limited to, the following: answering routine inquiries from the Recipient's customers concerning the Fund, assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and processing share redemption transactions, making the Fund's investment plans and dividend payment options available, and providing such other information and services in connection with the rendering of personal services and/or the maintenance of accounts, as the Distributor or the Fund may reasonably request. The advance payment is based on the net asset value of the Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B or Class C shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment for those shares to the Distributor.

Service fee payments made under the Class B Plan during the fiscal year ended December 31, 1997 totaled$_______, of which $______ OFDI paid to an affiliate, and $_________ was retained by the Distributor. Service fee payments made under the Class C Plan during fiscal year ended the December 31, 1997 totaled $_______, of which $________ was retained by the Distributor.


       Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charge and the service fee on Class B shares, or to pay Recipients the service fee on a quarterly basis without payment in advance, the Distributor intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B or Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B and Class C Plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees. The Distributor anticipates that it will take a number of years for it to recoup (from the Fund's payments to the Distributor under the Class B Plan and recoveries of the contingent deferred sales charge collected on redeemed Class B shares) the Class B sales commissions paid to authorized brokers or dealers.

       Asset-based sales charge payments are designed to permit an investor to purchase shares of the Fund without paying a front-end sales load and at the same time permit the Distributor to compensate Recipients in connection with the sale of Class B and Class C shares of the Fund. The Distributor retains the asset-based sales charge on Class B shares. As to Class C shares, the Distributor retains the asset-based sales charge during the first year shares are outstanding, and pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. Under the Class B and Class C Plans, the asset-based sales charge is paid to compensate the Distributor for its services, described below, to the Fund.

       The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

     Other distribution assistance rendered by the Distributor and Recipients under the Class B and Class C Plans may include, but shall not be limited to, the following: distributing sales literature and prospectuses other than those furnished to current Class B or Class C shareholders, and providing such other information and services in connection with the distribution of Class B or Class C shares as the Distributor or the Fund may reasonably request. The Class B and Class C Plans further provide that such other distribution assistance may include distribution assistance and administrative support services rendered in connection with Class B or Class C shares acquired (i) by purchase, (ii) in exchange for shares of another investment company for which the Distributor serves as distributor or sub-distributor, or (iii) pursuant to a plan of reorganization to which the Fund is a party.

About Your Account

How To Buy Shares


Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept (i) any order for $500,000 or more of Class B shares or
(ii) any order for $1 million or more of Class C shares, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. A Fourth Class of Shares may be purchased only by certain institutional investors at net asset value per share ("Class Y Shares").

     The four classes of shares each represent an interest in the same portfolio investments of the

Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by additional expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

       The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


       The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Value Per Share. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Trading may occur in debt securities and in foreign securities when the Exchange is closed, including weekends and holidays, or after the close of the Exchange on a regular business day. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges or in foreign over-the-counter markets that may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's net asset value will not be calculated on those days, the Fund's net asset value per share may be significantly affected on such days when shareholders may not purchase or redeem shares.


     The Trust's Board of Trustees has established procedures for the valuation of the Trust's securities generally as follows: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day or closing "bid" prices that day); (ii) securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Trust's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded; at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Trust's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "ask" prices determined by a pricing service approved by the Trust's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of no more than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "ask" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "ask" price is available).

       Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees, the Manager, and/or the Sub-Adviser, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security. foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars in the London foreign exchange market closing price that day, as provided by a reliable bank, dealer or pricing service.

       In the case of U.S. Government Securities, mortgage-backed securities, foreign government securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved. the Manager and/or the Sub-Advisor may use pricing services approved by the Board of Trustees to price U.S. Government Securities or mortgage-backed securities for which the last sale information is not generally available. The Manager and /or Sub-Advisor will monitor the accuracy of such pricing services which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

       Calls, puts and Futures held by the Fund are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and asked prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no asked price is available).

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, aunts, uncles, nieces and nephews, parents, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse and a spouse's siblings.

     o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:


Oppenheimer  Bond Fund
Oppenheimer  Bond Fund for  Growth
Oppenheimer  Capital Appreciation  Fund
Oppenheimer  Champion  Income  Fund
Oppenheimer  California Municipal Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery Fund
Oppenheimer  Disciplined  Value Fund
Oppenheimer  Disciplined  Allocation  Fund
Oppenheimer  Enterprise Fund
Oppenheimer Equity Income Fund
Oppenheimer  Florida Municipal Fund
Oppenheimer  Global Fund
Oppenheimer  Global Growth & Income Fund
Oppenheimer  Gold & Special  Minerals Fund
Oppenheimer  Growth Fund
Oppenheimer High Yield Fund
Oppenheimer  Intermediate  Municipal Fund
Oppenheimer  Insured Municipal Fund
Oppenheimer  International  Bond  Fund
Oppenheimer  International  Growth  Fund
Oppenheimer International Small Company Fund
Oppenheimer Life Span Balanced Fund
Oppenheimer Life Span Growth Fund
Oppenheimer Life Span Income Fund
Limited Term
New York Municipal Fund
Oppenheimer  Limited-Term  Government Fund
Oppenheimer Municipal Bond Fund
Oppenheimer  Mid-Cap Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Main Street Income & Growth Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer New York Municipal Fund
Panorama Series Fund, Inc.
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Rochester Fund Municipals
Oppenheimer Series Fund, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer U.S. Government Trust


and the following "Money Market Funds":
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial  Government Trust
Centennial Money Market Trust
Centennial  New  York  Tax  Exempt  Trust
Centennial  Tax  Exempt  Trust
Oppenheimer Cash Reserves Oppenheimer Money Market Fund, Inc.


       o Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

       In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

       For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

       If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

       In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

       o Terms of Escrow that Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "Shareholder Account Rules and Policies," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible or any delays in purchasing shares resulting from delays in ACH transmission.

      There is a front-end sales charge on the purchase of certain Oppenheimer funds or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.


      By choosing the Checkwriting privilege, whether you do so by signing the Account Application or by completing a Checkwriting card, the individual(s) signing (1) represent that they are either the registered owner(s) of the shares of the Fund, or are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s); (2) authorize the Fund, its Transfer Agent and any bank through which the Fund's drafts ("checks") are payable (the "Bank"), to pay all checks drawn on the Fund account of such person(s) and to effect a redemption of sufficient shares in that account to cover payment of such checks; (3) specifically acknowledge(s) that if you choose to permit a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from an account even if that account is registered in the names of more than one person or even if more than one authorized signature appears on the Checkwriting card on the Application, as applicable; and (4) understand(s) that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Bank and neither shall incur any liability for such amendment or termination or for effecting redemptions to pay checks reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.


Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plan, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

     o Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Trust may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Value Per Share" and that valuation will be made as of the time the redemption price is determined.

      o Involuntary Redemptions. The Trust's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchased subject to an initial sales charge, or the Class A contingent deferred sales charge when you redeemed them or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when you redeemed them, without sales charge. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for such privilege at the time of reinvestment. This privilege is not available for Class C shares. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class A, Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds- sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How to Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension, profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange their type of redemption.
The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular
additional  Class  A  share  purchases  while   participating  in  an  Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charge on such withdrawals (except where the Class B or Class C contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B ad Class C Contingent Deferred Sales Charge").

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

     o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (the receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A shares, but certain other Oppenheimer funds do not.


      All Oppenheimer funds offer Class A, Class B and Class C shares except Oppenheimer Money Market Fund, Inc. Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares and Oppenheimer Main Street California Municipal Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash reserves are generally available only by exchange from the same class of shares of other Oppenheimer Funds or through
OppenheimerFunds-sponsored 401(k) plans). A current list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.



      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted for Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

     Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the OppenheimerFunds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the OppenheimerFunds. No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other OppenheimerFunds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     When Class A, Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class A, Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain, open an account in, and acknowledge receipt of a prospectus for, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange request from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for four business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on shares held for 45 days or less. To the extent the Fund's dividends are derived from its gross income from option premiums, interest income or short-term gains from the sale of securities, or dividends from foreign corporations, its dividends will not qualify for the deduction. It is expected that for the most part the Fund's dividends will not qualify, because of the nature of the investments held by the Fund in its portfolio.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower as a result of the asset-based sales charge on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between Class A, Class B and Class C shares.

     Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Trust's Board and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges" above at net asset value without sales charge.
To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other OppenheimerFunds may be invested in shares of this Fund on the same basis.

Additional Information About The Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

                Appendix A:  Corporate Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts  Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable  Television
Chemicals
Commercial  Finance
Computer  Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified  Financial
Diversified  Media
Drug Stores
Drug  Wholesalers
Durable  Household  Goods
Education
Electric  Utilities
Electrical  Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities
Gold

Health  Care/Drugs
Health  Care/Supplies  & Services
Homebuilders/Real  Estate
Hotel/Gaming
Industrial  Services
Information  Technology
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings  & Loans
Shipping
Special  Purpose  Financial
Specialty  Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking
Wireless Services

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202-4918






                              OPPENHEIMER INTEGRITY FUNDS

                                       FORM N-1A

                                        PART C

                                   OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
--------    ---------------------------------
     (a)  Financial Statements:


            1. Financial Highlights (See Parts A and B, Prospectus and Statement of Additional Information): To be filed with amendment.

            2.  Independent   Auditors'   Reports  (See  Part  B,  Statement  of
Additional Information): To be filed with amendment.

            3. Statements of Investments (See Part B, Statement of Additional Information):To be filed with amendment.

            4. Statements of Assets and Liabilities (See Part B, Statement of Additional Information): To be filed with amendment.

            5. Statements of Operations (See Part B, Statement of Additional Information): To be filed with amendment.

            6. Statements of Changes in Net Assets (See Part B, Statement of Additional Information): To be filed with amendment.

            7.  Notes  to  Financial   Statements  (See  Part  B,  Statement  of
Additional Information): To be filed with amendment.


     (b) Exhibits:  --------

            1. Amended and Restated  Declaration of Trust dated
June 26, 1995: Filed with Registrant's Post-Effective Amendment No. 25, 7/10/95, and incorporated herein by reference.

            2. Registrant's By-Laws dated 6/25/91: Filed with Registrant's Post-Effective Amendment No. 16, 5/1/92, and refiled pursuant to Item 102 of Regulation S-T with Registrant's Post-Effective Amendment No. 23, 4/28/95, and incorporated herein by reference.

            3. Not applicable.


            4. (i) Specimen Class A Share Certificate for Oppenheimer Bond Fund:
Filed  with  Registrant's   Post-Effective   Amendment  No.  30,  4/29/97,   and
incorporated herein by reference.

                  (ii) Specimen Class B Share Certificate for Oppenheimer Bond Fund: Filed with Registrant's Post-Effective Amendment No. 30, 4/29/97, and incorporated herein by reference.

                  (iii) Specimen Class C Share  Certificate for Oppenheimer Bond
Fund: Filed with Registrant's Post-Effective Amendment No. 30, 4/29/97, and incorporated herein by reference.

                  (iv) Specimen Class Y Share  Certificate for Oppenheimer  Bond
Fund: Filed herewith.

            5. Investment  Advisory Agreement dated 7/10/95 for Oppenheimer Bond
Fund: Filed with Registrant's Post-Effective Amendment No. 25, 7/10/95, and incorporated herein by reference.


            6. (i) General Distributor's Agreement dated 10/13/92: Filed with Registrant's Post-Effective Amendment No. 17, 2/26/93, and refiled pursuant to Item 102 of Regulation S-T with Registrant's Post-Effective Amendment No. 23, 4/28/95, and incorporated herein by reference.

                  (ii)     Form of Oppenheimer Funds Distributor, Inc. Dealer
Agreement: Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (iii)    Form of Oppenheimer Funds Distributor, Inc. Broker
Agreement: Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (iv)     Form of Oppenheimer Funds Distributor, Inc. Agency
Agreement: Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities, Inc. dated 10/1/86: Filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, and refiled with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            7. Not applicable.

            8. Custody Agreement dated 11/12/92, between the Registrant and The Bank of New York: Filed with Registrant's Post-Effective Amendment No. 17, 2/26/93, and refiled with Post-Effective Amendment No. 23, 4/28/95 pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

            9. Not applicable.

            10. Opinion and Consent of Counsel dated 2/11/91: Incorporated herein by reference to Registrant's Rule 24f-2 Notice filed on 2/19/91 and refiled pursuant to Item 102 of Regulation S-T with Registrant's Post- Effective Amendment No. 23, 4/28/95, and incorporated herein by reference.


            11. Independent Auditors' Consent: To be filed with amendment.


            12. Not applicable.

            13. Not applicable.

            14.   (i)     Form of Individual Retirement Account Trust Agreement:
Filed as Exhibit 14 of Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93, and incorporated herein by reference.

                  (ii) Form of prototype Standardized and Non-Standardized Profit-Sharing Plan and Money Purchase Pension Plan for self-employed persons and corporations: Filed with Post-Effective Amendment No. 3 of Oppenheimer Global Growth & Income Fund (File No. 33-33799), 1/31/92, and refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-33799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (iii) Form of Tax-Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

                  (iv) Form of Simplified Employee Pension IRA: Filed with Post-Effective Amendment No. 42 to the Registration Statement of Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

                  (v) Form of SAR-SEP Simplified Employee Pension IRA: Filed with Registrant's Post-Effective Amendment No. 19, 3/1/94, and incorporated herein by reference.

                  (vi) Form of Prototype 401(k) plan: Filed with Post- Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (33-47378), 9/28/95, and incorporated herein by reference.

            15. (i) Service Plan and Agreement under Rule 12b-1 of the Investment Company Act of 1940 for Class A shares of Oppenheimer Bond Fund dated 6/22/93: Filed with Registrant's Post-Effective Amendment No. 19, 3/1/94, and incorporated herein by reference.

                  (ii) Distribution and Service Plan and Agreement under Rule 12b-1 of the Investment Company Act of 1940 for Class B shares of Oppenheimer Bond Fund dated 7/10/95: Filed with Registrant's Post- Effective Amendment No. 25, 7/10/95, and incorporated herein by reference.


                  (iii) Distribution and Service Plan and Agreement under Rule 12b-1 of the Investment Company Act of 1940 for Class C Shares of Oppenheimer Bond Fund dated 7/10/95: Filed with Registrant's Post- Effective Amendment No. 25, 7/10/95 and incorporated herein by reference.

            16. Performance Computation Schedule for Oppenheimer Bond Fund (formerly "Oppenheimer Investment Grade Bond Fund"): To be filed with amendment.

            17. (i) Financial Data Schedule for Class A Shares of Oppenheimer Bond Fund (formerly Oppenheimer Investment Grade Bond Fund"): To be filed with amendment.

                  (ii) Financial Data Schedule for Class B Shares of Oppenheimer Bond Fund (formerly Oppenheimer Investment Grade Bond Fund"): To be filed with amendment.

                  (iii)   Financial   Data   Schedule  for  Class  C  Shares  of
Oppenheimer Bond Fund (formerly Oppenheimer Investment Grade Bond Fund"): To be filed with amendment.

            18. Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (33- 23566), 11/1/95, and incorporated herein by reference.

                  -- Powers of Attorney: For all Trustees except, Sam Freedman, their respective Power of Attorney and Certified Board Resolution were previously filed with Registrant's Post-Effective Amendment No. 19, 3/1/94, and incorporated herein by reference. For Sam Freedmen, previously filed with Registrant's Post-Effective Amendment No. 30, 4/29/97, and incorporated herein by reference. For George Bowen, filed herewith.


Item 25.    Persons Controlled by or Under Common Control with Registrant
--------    -------------------------------------------------------------
      None

Item 26.    Number of Holders of Securities
--------    -------------------------------

                                                      Number of
                                                      Record Holders as

Title of Class                                        of ___________

--------------                                        ---------------------

Oppenheimer Bond Fund

  Class A Shares of Beneficial Interest                     ______
  Class B Shares of Beneficial Interest                     ______
  Class C Shares of Beneficial Interest                     ____





Item 27.    Indemnification
--------    ---------------
      Article IV of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement, generally provides, among other things, for the indemnification of Registrant's Trustees and officers in a manner consistent with Securities and Exchange Commission Release No.
IC-11330.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.    Business and Other Connections of Investment Adviser
--------    ----------------------------------------------------

      (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

      (a)(i) The directors and executive officers of Massachusetts Mutual Life Insurance Company ("MassMutual") and David L. Babson Co., Inc. Capital Management, Inc. ("David L. Babson"), their positions and their other business affiliations and business experience for the past two years are listed in Item 28(b) below.

      (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position                      Other Business and Connections with
                                             OppenheimerFunds, Inc.
                                             During the Past Two Years
---------------------------                  -------------------------------

Mark J.P. Anson,
Vice President                               Vice President of Oppenheimer Real Asset Management, Inc. ("ORAMI");
                                             formerly Vice President of Equity
                                             Derivatives at Salomon Brothers,
                                             Inc.

Peter M. Antos,

Senior Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial
                                             Analyst; Senior Vice President of
                                             HarbourView Asset Management
                                             Corporation ("HarbourView"); prior
                                             to March, 1996 he was the senior
                                             equity portfolio manager for the
                                             Panorama Series Fund, Inc. (the
                                             "Company") and other mutual funds
                                             and pension funds managed by G.R.
                                             Phelps & Co. Inc. ("G.R. Phelps"),
                                             the Company's former investment
                                             adviser, which was a subsidiary of
                                             Connecticut Mutual Life Insurance
                                             Company; was also responsible for
                                             managing the common stock
                                             department and common stock
                                             investments of Connecticut Mutual
                                             Life Insurance Co.


Lawrence Apolito,
Vice President                               None.

Victor Babin,
Senior Vice President                        None.

Bruce Bartlett,

Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.  Formerly a Vice
                                             President   and  Senior   Portfolio
                                             Manager   at   First   of   America
                                             Investment Corp.

Beichert, Kathleen                           None.
Vice President


Rajeev Bhaman,

Vice President                               Formerly Vice President (January 1992 - February, 1996) of Asian
                                             Equities for Barclays de Zoete

                                             Wedd, Inc.
Robert J. Bishop,

Vice President                               Vice President of Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer
                                             funds; formerly  an Assistant Vice
                                             President of OFI/Mutual Fund
                                             Accounting (April 1994-May 1996),
                                             and a Fund Controller for OFI.

George C. Bowen,
Senior Vice President & Treasurer            Vice President (since June 1983) and Treasurer  (since March 1985)
                                             of OppenheimerFunds Distributor,
                                             Inc. (the "Distributor"); Vice
                                             President  (since October 1989) and
                                             Treasurer  (since  April  1986)  of
                                             HarbourView;  Senior Vice President
                                             (since  February  1992),  Treasurer
                                             (since  July  1991)and  a  director
                                             (since     December     1991)    of
                                             Centennial;   President,  Treasurer
                                             and  a   director   of   Centennial
                                             Capital   Corporation  (since  June
                                             1989); Vice President and Treasurer
                                             (since  August 1978) and  Secretary
                                             (since  April 1981) of  Shareholder
                                             Services,    Inc.   ("SSI");   Vice
                                             President,  Treasurer and Secretary
                                             of Shareholder  Financial Services,
                                             Inc.   ("SFSI")   (since   November
                                             1989);   Treasurer  of  Oppenheimer
                                             Acquisition  Corp.  ("OAC")  (since
                                             June    1990);     Treasurer     of
                                             Oppenheimer  Partnership  Holdings,
                                             Inc. (since  November  1989);  Vice
                                             President  and  Treasurer  of ORAMI
                                             (since July 1996);  Chief Executive
                                             Officer,  Treasurer  and a director
                                             of  MultiSource  Services,  Inc., a
                                             broker-dealer    (since    December
                                             1995);  A  Trustee  of the  Denver-
                                             based   Oppenheimer   funds  (since
                                             December 1997); an officer of other
                                             Oppenheimer funds.


Scott Brooks,
Vice President                               None.

Susan Burton,

Assistant Vice President                     None.




Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division                Formerly Assistant Vice President of Rochester Fund Services, Inc.

Michael Carbuto,

Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of
                                             Centennial.

Ruxandra Chivu,
Assistant Vice President                     None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division                           None.


O. Leonard Darling,

Executive Vice President                     Trustee (1993 - present) of Awhtolia College - Greece.


Robert A. Densen,
Senior Vice President                        None.

Sheri Devereux,
Assistant Vice President                     None.


Robert Doll, Jr.,
Executive Vice President &

Director                                     An officer and/or portfolio manager
                                             of certain Oppenheimer funds.
John Doney,
Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director                 Executive Vice President (since September 1993),  and a director
                                             (since January 1992) of the
                                             Distributor; Executive Vice
                                             President, General Counsel and a
                                             director of  HarbourView, SSI,
                                             SFSI and Oppenheimer Partnership
                                             Holdings, Inc. since (September
                                             1995)  and   MultiSource Services,
                                             Inc. (a broker-dealer) (since
                                             December 1995);  President and a
                                             director of Centennial (since
                                             September 1995); President and a
                                             director of  ORAMI (since July 1996);  General Counsel  (since
                                             May 1996) and Secretary (since
                                             April 1997) of  OAC; Vice
                                             President of OppenheimerFunds
                                             International, Ltd. ("OFIL") and
                                             Oppenheimer Millennium Funds plc
                                             (since October 1997);  an officer
                                             of other Oppenheimer funds.


George Evans,
Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.


Edward Everett,
Assistant Vice President                     None.


Scott Farrar,

Vice President                               Assistant Treasurer of Oppenheimer Millennium Funds plc (since
                                             October 1997); an officer of other
                                             Oppenheimer funds;  formerly  an
                                             Assistant Vice President of
                                             OFI/Mutual Fund Accounting (April
                                             1994-May 1996), and a Fund
                                             Controller for OFI.


Leslie A. Falconio,
Assistant Vice President                     None.

Katherine P. Feld,

Vice President and Secretary                 Vice President and Secretary of the Distributor; Secretary of
                                             HarbourView, MultiSource and
                                             Centennial; Secretary, Vice
                                             President and Director of
                                             Centennial Capital Corporation;
                                             Vice President and Secretary of

                                             ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division                           An officer, Director and/or portfolio manager of certain
                                             Oppenheimer funds;  Presently he
                                             holds the following other
                                             positions: Director (since 1995)
                                             of ICI Mutual Insurance Company;
                                             Governor (since 1994) of St.
                                             John's College; Director (since
                                             1994 - present) of International
                                             Museum of Photography at George
                                             Eastman House; Director (since
                                             1986) of GeVa Theatre. Formerly he
                                             held the following positions: formerly, Chairman of the Board and Director of Rochester Fund
                                             Distributors, Inc. ("RFD");
                                             President and Director of Fielding
                                             Management Company, Inc. ("FMC");
                                             President and Director of
                                             Rochester Capital Advisors, Inc.
                                             ("RCAI"); Managing Partner of
                                             Rochester Capital Advisors, L.P.,
                                             President and Director of
                                             Rochester Fund Services, Inc.
                                             ("RFS"); President and Director of
                                             Rochester Tax Managed Fund, Inc.;
                                             Director (1993 - 1997) of VehiCare
                                             Corp.; Director (1993 - 1996) of
                                             VoiceMode.


John Fortuna,
Vice President                               None.

Patricia Foster,
Vice President                               Formerly she held the following positions: An officer of certain

                                             Oppenheimer funds (May, 1993 -January, 1996); Secretary of
                                             Rochester Capital Advisors, Inc.
                                             and General Counsel (June, 1993 -January 1996) of Rochester Capital
                                             Advisors, L.P.


Jennifer Foxson,
Assistant Vice President                     None.


Paula C. Gabriele,

Executive Vice President                     Formerly, Managing Director (1990-
                                             1996) for Bankers Trust Co.

Linda Gardner,
Vice President                               None.

Alan Gilston,
Vice President                               Formerly Vice President for Schroder Capital Management
                                             International.

Jill Glazerman,

Assistant Vice President                     None.


Jeremy Griffiths,
Chief Financial Officer                      Currently a Member and Fellow of the Institute of Chartered
                                             Accountants; formerly an
                                             accountant for Arthur Young
                                             (London, U.K.).

Robert Grill,
Vice President                               Formerly Marketing Vice President for Bankers Trust Company (1993-
                                             1996); Steering Committee Member,
                                             Subcommittee Chairman for American
                                             Savings Education Council (1995-
                                             1996).

Caryn Halbrecht,
Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds; formerly Vice President of
                                             Fixed Income Portfolio Management
                                             at Bankers Trust.


Elaine T. Hamann,
Vice President                               Formerly Vice President (September, 1989 - January, 1997)
                                             of Bankers Trust Company.


Glenna Hale,

Director of Investor Marketing               Formerly, Vice President (1994-
                                             1997) of Retirement Plans Services
                                             for OppenheimerFunds Services.




Thomas B. Hayes,
Assistant Vice President                     None.


Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,

a                                            division of the  Manager  President
                                             and Director of SFSI; President and
                                             Chief executive Officer of SSI.

Dorothy Hirshman,                            None.
Assistant Vice President


Alan Hoden,
Vice President                               None.

Merryl Hoffman,
Vice President                               None.



Nicholas Horsley,
Vice President                               Formerly a Senior Vice President and Portfolio Manager for Warburg,
                                             Pincus Counsellors, Inc. (1993-
                                             1997),   Co-manager   of   Warburg,
                                             Pincus Emerging Markets Fund (12/94
                                             -   10/97),   Co-manager   Warburg,
                                             Pincus    Institutional    Emerging
                                             Markets  Fund  -  Emerging  Markets
                                             Portfolio  (8/96 - 10/97),  Warburg
                                             Pincus  Japan OTC  Fund,  Associate
                                             Portfolio Manager of Warburg Pincus
                                             International  Equity Fund, Warburg
                                             Pincus    Institutional    Fund   -
                                             Intermediate Equity Portfolio,  and
                                             Warburg Pincus EAFE Fund.


Scott T. Huebl,
Assistant Vice President                     None.

Richard Hymes,
Assistant Vice President                     None.


Jane Ingalls,

Vice President                               None.

Byron Ingram,
Assistant Vice President                     None.


Ronald Jamison,
Vice President                               Formerly Vice President and Associate General Counsel at
                                             Prudential Securities, Inc.

Frank Jennings,
Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Managing

                                             Director of Global Equities at
                                             Paine Webber's Mitchell Hutchins
                                             division.



Thomas W. Keffer,

Senior Vice President                        Formerly Senior Managing Director (1994 - 1996) of Van Eck Global.


Avram Kornberg,

Vice President                               None.


Joseph Krist,
Assistant Vice President                     None.


Paul LaRocco,

Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer  funds;   formerly,   a
                                             Securities   Analyst  for  Columbus
                                             Circle

                                             Investors.

Michael Levine,
Assistant Vice President                     None.

Shanquan Li,

Vice President                               Director of Board (since 2/96), Chinese Finance Society; formerly,
                                             Chairman (11/94-2/96), Chinese
                                             Finance Society; and Director
                                             (6/94-6/95), Greater China

                                             Business Networks.

Stephen F. Libera,

Vice President                               An officer and/or portfolio manager for certain Oppenheimer funds; a Chartered Financial
                                             Analyst; a Vice President of
                                             HarbourView; prior to March 1996,
                                             the senior bond portfolio manager
                                             for  Panorama Series Fund Inc.,
                                             other mutual funds and pension
                                             accounts managed by G.R. Phelps;
                                             also responsible for managing the
                                             public fixed-income securities
                                             department at Connecticut Mutual
                                             Life Insurance Co.


Mitchell J. Lindauer,
Vice President                               None.

David Mabry,
Assistant Vice President                     None.


Steve Macchia,
Assistant Vice President                     None.


Bridget Macaskill,
President, Chief Executive Officer

and Director                                 Chief Executive Officer (since September 1995); President and director (since June 1991) of
                                             HarbourView; Chairman and a
                                             director of SSI (since August
                                             1994), and SFSI (September 1995);
                                             President (since September  1995)
                                             and a director  (since October
                                             1990) of  OAC; President (since
                                             September 1995) and a director
                                             (since November 1989) of
                                             Oppenheimer Partnership Holdings,
                                             Inc., a holding company subsidiary
                                             of OFI; a director of ORAMI (since
                                             July 1996) ; President and a
                                             director (since October 1997) of
                                             OFIL, an offshore fund manager
                                             subsidiary of OFI and Oppenheimer
                                             Millennium Funds plc (since
                                             October 1997); President and a
                                             director of other Oppenheimer
                                             funds;  a director of the NASDAQ
                                             Stock Market, Inc. and of
                                             Hillsdown Holdings plc (a U.K.
                                             food company); formerly an
                                             Executive Vice President of OFI.

Wesley Mayer,
Vice President                               Formerly Vice President (January, 1995 - June, 1996) of
                                             Manufacturers Life Insurance
                                             Company.


Loretta McCarthy,

Executive Vice President                     None.

Kevin McNeil,
Vice President                               Treasurer (September, 1994 -present) for the Martin Luther
                                             King Multi-Purpose Center (non-
                                             profit community organization);
                                             Formerly Vice President (January,
                                             1995 - April, 1996) for Lockheed
                                             Martin IMS.


Lisa Migan,
Assistant Vice President                     None.


Robert J. Milnamow,

Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer   funds;   formerly   a
                                             Portfolio  Manager (August,  1989 -
                                             August,    1995)    with    Phoenix
                                             Securities Group.


Denis R. Molleur,
Vice President                               None.

Linda Moore,

Vice President                               Formerly, Marketing Manager (July 1995-November 1996) for Chase
                                             Investment Services Corp.

Tanya Mrva,
Assistant Vice President                     None.


Kenneth Nadler,
Vice President                               None.

David Negri,
Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                     None.

Robert A. Nowaczyk,
Vice President                               None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                           None.


Gina M. Palmieri,
Assistant Vice President                     None.

Robert E. Patterson,
Senior                                       Vice  President  An officer  and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.
John Pirie,

Assistant Vice President                     Formerly, a Vice President with Cohane Rafferty Securities, Inc.
Jane Putnam,
Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds.


Russell Read,
Senior Vice President                        Formerly a consultant for Prudential Insurance on behalf of the General Motors Pension Plan.


Thomas Reedy,

Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer  funds;   formerly,   a
                                             Securities Analyst for the Manager.


David Robertson,
Vice President                               None.

Adam Rochlin,

Vice President                               None.

Michael S. Rosen
Vice President; President,
Rochester Division                           An officer and/or portfolio manager of certain Oppenheimer funds; Formerly, Vice President
                                             (June, 1983 - January, 1996) of
                                             RFS, President and Director of
                                             RFD; Vice President and Director
                                             of FMC; Vice President and
                                             director of RCAI; General Partner
                                             of RCA; Vice President and
                                             Director of Rochester Tax Managed
                                             Fund Inc.


Richard H. Rubinstein,
Senior Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds; formerly Vice President and
                                             Portfolio Manager/Security Analyst
                                             for Oppenheimer Capital Corp., an
                                             investment adviser.

Lawrence Rudnick,

Assistant Vice President                     None.


James Ruff,
Executive Vice President                     None.

Valerie Sanders,
Vice President                               None.

Ellen Schoenfeld,
Assistant Vice President                     None.

Stephanie Seminara,

Vice President                               Formerly, Vice President of Citicorp Investment Services

Richard Soper,
Vice President                               None.


Nancy Sperte,
Executive Vice President                     None.
Donald W. Spiro,
Chairman Emeritus and Director               Vice Chairman and Trustee of the New York-based Oppenheimer Funds;
                                             formerly Chairman of the Manager
                                             and the Distributor.


Richard A. Stein,
Vice President: Rochester Division           Assistant Vice President (since 1995) of Rochester Capitol
                                             Advisors, L.P.


Arthur Steinmetz,
Senior                                       Vice  President  An officer  and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.

Ralph Stellmacher,
Senior                                       Vice  President  An officer  and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.

John Stoma,
Senior Vice President, Director
Retirement Plans                             Formerly Vice President of U.S. Group Pension Strategy and
                                             Marketing for Manulife Financial.

Michael C. Strathearn,

Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial
                                             Analyst; a Vice President of
                                             HarbourView; prior to March 1996,
                                             an equity portfolio manager for
                                             Panorama Series Fund, Inc. and
                                             other mutual funds and pension
                                             accounts managed by G.R. Phelps.


James C. Swain,
Vice Chairman of the Board                   Chairman, CEO and Trustee, Director or Managing Partner of
                                             the Denver-based Oppenheimer
                                             Funds; President and a Director of
                                             Centennial; formerly President and
                                             Director of OAMC, and Chairman of
                                             the Board of SSI.

James Tobin,
Vice President                               None.

Jay Tracey,

Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer     funds;     formerly
                                             Managing   Director  of  Buckingham
                                             Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer            Assistant Treasurer of the Distributor and SFSI.

Ashwin Vasan,
Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.

Dorothy Warmack,
Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer funds.

Jerry Webman,

Senior                                       Vice  President   Director  of  New
                                             York-based  tax-exempt fixed income
                                             Oppenheimer    funds;     Formerly,
                                             Managing  Director  and Chief Fixed
                                             Income   Strategist  at  Prudential
                                             Mutual Funds.


Christine Wells,
Vice President                               None.

Joseph Welsh,
Assistant Vice President                     None.


Kenneth B. White,

Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial
                                             Analyst; Vice President of
                                             HarbourView; prior to March 1996,
                                             an equity portfolio manager for
                                             Panorama Series Fund, Inc. and
                                             other mutual funds and pension
                                             funds managed by G.R. Phelps.

William L. Wilby,
Senior                                       Vice  President  An officer  and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer  funds;  Vice President
                                             of HarbourView.

Carol Wolf,
Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of

                                             Centennial; Vice President,
                                             Finance and Accounting and member
                                             of the Board of Directors of the
                                             Junior League of Denver, Inc.;
                                             Point of Contact: Finance
                                             Supporters of Children; Member of the Oncology Advisory Board of the
                                             Childrens Hospital; Member of the
                                             Board of Directors of the Colorado
                                             Museum of Contemporary Art.

Caleb Wong,
Assistant Vice President                     None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                              Assistant Secretary of SSI (since May 1985), and  SFSI (since
                                             November 1989);  Assistant
                                             Secretary of Oppenheimer
                                             Millennium Funds plc (since
                                             October 1997);  an officer of
                                             other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                           None.


Arthur J. Zimmer,

Senior                                       Vice  President  An officer  and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer  funds;  Vice President
                                             of Centennial.

            The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:




New York-based Oppenheimer Funds
--------------------------------

Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer Enterprise Fund
Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer  Gold & Special  Minerals Fund
Oppenheimer  Growth Fund
Oppenheimer International   Growth  Fund
Oppenheimer   International   Small  Company  Fund
Oppenheimer  Money  Market  Fund,  Inc.
Oppenheimer  Mid-Cap  Fund
Oppenheimer Multi-Sector  Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer Multiple  Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer U.S.  Government Trust
Oppenheimer World Bond Fund
Quest/Rochester Funds
---------------------
Limited Term New York Municipal Fund
Oppenheimer Bond Fund For Growth
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals



Denver-based Oppenheimer Funds
------------------------------

Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer   Equity  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Municipal Funds
Oppenheimer Real Asset Fund
Oppenheimer  Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.





     The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, Quest funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tuscon Way, Englewood, Colorado 80112.


     The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.

     The address of Oppenheimer Bond Fund For Growth, Rochester Fund Municipals and Limited Term New York Municipal Fund is 350 Linden Oaks, Rochester, New York 14625-2807.

                                DIRECTORS OF MASSMUTUAL

Name & Current Position with
Massachusetts Mutual Life Insurance
Company and/or David L. Babson &
Co., Inc.                                 Other Business and Connections
                                          During the Past Two Years
------------------------                  ----------------------------------

Roger G. Ackerman,
Director and Member, Auditing
and Human Resources Committee             Chairman and Chief Executive Officer (since 1996), President and Chief
                                          Operating Officer (1990-1996),
                                          Corning Incorporated (manufacturer
                                          of specialty minerals, communication
                                          equipment and consumer products),
                                          Director (since 1993), Dow Corning
                                          Corporation (producer of silicone
                                          products), Director, The Pittson
                                          Company (mining and marketing of
                                          coal for electric utility and steel
                                          industries).

James R. Birle,
Director Chairman, Dividend Policy
Committee and Member, Investment
Committee   President and Founder (since 1994), Resolute Partners,  LLC (private merchant bank), General Partner  (1988-1994),  The Blackstone Group;
            Co-Chairman and Chief Executive Officer, Wickes Companies;  Director
            (since 1996), Alco Standard Corporation (diversified office products
            and  papter  distributor);   Director,   Drexel  Industries,   Inc.,
            Connecticut
            Health and Education Facilities Authority and Transparency
            International; Trustee, Villanova University and The Sea
            Research Foundation; Director (1991-1996), Connecticut Mutual
            Life Insurance Company.

Frank C. Carlucci, III,
Director and Member, Board Affairs
and Dividend Policy Committee             Chairman (since 1993), Vice Chairman (1989-1993), The Carlyle Group
                                          (merchant banking corporation);
                                          Director: Ashland Inc. (producer of petroleum products); BDM
                                          Iternational, Inc. (professional and
                                          technical services to public and
                                          private sector); Bell Atlantic
                                          Corporation (telecommunications); CB
                                          Commercial Real Estate Group, Inc.
                                          (real estate broker subsidiary of
                                          Carlyle Holding Corporation);
                                          General Dynamics Corporation
                                          (manufacturer of military
                                          equipment); Kaman Corporation
                                          (diversified manufacturer); Neurogen
                                          Corporation; Northern Telecom Ltd.
                                          (digital telecommunications
                                          systems); The Quaker Oats Company
                                          (manufacturer of food products); The
                                          Rand Corporation; Sun Resorts Ltd.,
                                          NV; Westinghouse Electric
                                          Corporation (electronic systems,
                                          electric power generating equipment
                                          and broadcasting); Director (1989-
                                          1006) Connecticut Mutual Life
                                          Insurance Company.

Gene Chao,
Director and Member, Auditing
and Dividend Policy Committee             Chairman and Chief Executive Officer, Computer Projections, Inc.
                                          (computer graphics); Chairman and
                                          Chief Executive Officer, American
                                          Leadership Forum (non-profit
                                          leadership and community building
                                          organization); Director (1990-1996),
                                          Connecticut Mutual Life Insurance
                                          Company.

Patricia Diaz Dennis,
Director and Member Auditing and
Human Resouces Committee                  Senior Vice President and Assistant General Counsel (since 1995), SBC
                                          Communications, Inc.
                                          (telecommunications); Special
                                          Counsel-Communication Law Matters
                                          (1993-1995), Sullivan & Cromwell
                                          (law firm); Assistant Secretary of
                                          State for Human Rights and
                                          Humanitarian Affairs (1992-1993),
                                          U.S. Department of State; Trustee
                                          (since 1995), Federal Communications
                                          Bar Association Foundation; Director
                                          (since 1993), National Public Radio; Director, Reading Is Fundamental and
                                          Foundation for Women's Resouces;
                                          Trustee, Tomas Rivera Center;
                                          Director (1995-1996), Connecticut
                                          Mutual Life Insurance Company.

Anthony Downs,
Director and Member, Dividend
Policy and Investment Committees          Senior Fellow, The Brookings Institution (non-profit policy research center); Director: The
                                          Pittway Corporation (publications
                                          and security equipment); National
                                          Housing Partnerships Foundation
                                          (non-profit organization to own and
                                          manage rental housing); Bedford
                                          Property Investors, Inc. (real
                                          estate investment trust); NAACP
                                          Legal and Educational Defense Fund,
                                          Inc. (civil rights organization);
                                          Trustee: Urban Institute (public
                                          policy research organization); and
                                          Urban Land Institute (educational
                                          and research organization).

James L. Dunlap,
Director and Member, Human
Resources and Board Affairs
Committees                                President and Chief Executive Officer (since 1996), United
                                          Meridian Corporation (oil
                                          exploration); Senior Vice President
                                          (1987-1996), Texaco, Inc. (producer
                                          of petroleum products), Vice
                                          President (1987-1994), Texaco USA.

William B. Ellis,
Director and Member, Auditing
and Investment Committees                 Senior Fellow (since 1995), Yale University School of Forestry and
                                          Environmental Studies; Chairman
                                          (1983-1995) and Chief Executive
                                          Officer (1983-1993), Northeast
                                          Utilities      (electric     utility);
                                          Director,  The  Hartford  Steam Boiler
                                          Inspection   and   Insurance   Company
                                          (property   and   casualty   insurer);
                                          Director  (since 1996),  Advest Group,
                                          Inc.   (financial   services   holding
                                          company); Director (since 1995)
                                          Catalyica Combustion Systems, Inc.; Director The National Museum of
                                          Natural History of the Smithsonian
                                          Institution; Director (1985-1996),
                                          Connecticut Mutual Life Insurance
                                          Company.

Robert M. Furek,
Director and Member, Dividend
Policy and Investment Committees          Retired; President and Chief Executive Officer (1987-1996) and
                                          President (1989-1996), The First
                                          National Bank of Boston and Bank of
                                          Boston Corporation (bank holding
                                          company); Director, Member of Audit
                                          Committee, Boston Edison Co. (public
                                          utility electric company).

Charles K. Gifford,
Director and Member, Investment
and Auditing Committees                   Chief Executive Officer (since 1995), Chairman (1995-1996) and
                                          President (1989-1996), The First
                                          National Bank of Boston and Bank of
                                          Boston Corporation (bank holding
                                          company); Director, Member of Audit
                                          and Compensation Committees, Boston
                                          Edison Co.

William N. Griggs,
Director, Chairman, Auditing
Committee and Member,
Investment Committee                      Managing Director, Griggs & Santow Inc. (business consultants);
                                          Director, T/SF Communications, Inc.
                                          (diversified publishing and
                                          communications company).

George B. Harvey,
Director, Chairman Human Resources
Committee and Member, Board
Affairs Committee                         Retired; Chairman, President and Chief Executive Officer (1983-1996),
                                          Pitney Bowes, Inc. (office machines
                                          manufacturer); Director, Merrill
                                          Lynch & Co., Inc. (financial
                                          services holding company); The
                                          McGraw Hill Companies (multimedia
                                          publishing and information systems);
                                          Stamford Hospital; Pfizer, Inc.
                                          (pharmaceutical and health-care
                                          products); The Catalyst; Member Board of Overseers, Wharton School
                                          of finance, University of
                                          Pennsylvania; Director (1989-1996)
                                          Connecticut Mutual Life Insurance
                                          Company.

Barbara B. Hauptfuhrer,
Director, Member Board Affairs and
Investment Committees                     Director and Member, Compensation, Nominating and Audit Committees, The
                                          Vanguard Group of Investment Companies
                                          including  among others the  following
                                          funds:     Vanguard/Windsor     Funds,
                                          Vanguard/Wellington              Fund,
                                          Vanguard/Morgan      Growth      Fund,
                                          Vanguard/Wellesley     Income    Fund,
                                          Vanguard/Gemini                  Fund,
                                          Vanguard/Explorer    Fund,    Vanguard
                                          Municipal  Bond Fund,  Vanguard  Fixed
                                          Income Securities Fund, Vanguard Index
                                          Trust,     Vangard     World     Fund,
                                          Vanguard/Star  Fund,  Vanguard  Ginnie
                                          Mae  Fund,   Vanguard/Primecap   Fund,
                                          Vanguard Convertible  Securities Fund,
                                          Vanguard       Quantitative      Fund,
                                          Vanguard/Trustees   Commingled  Equity
                                          Fund,   Vanguard/Trustees   Commingled
                                          Fund-International,   Vanguard   Money
                                          Market  Trust,   Vanguard/Windsor  II,
                                          Vanguard  Asset  Allocation  Fund  and
                                          Vanguard Equity Income Fund; Director,
                                          Chairman   of   Retirement    Benefits
                                          Committee and Pension Fund  Investment
                                          Review - USA and  Canada  and  Member,
                                          Audit,     Finance    and    Executive
                                          Committees,  The  Great  Atlantic  and
                                          Pacific Tea Company, Inc. (operator of
                                          retail   foood   stores);    Director,
                                          Chairman of  Nominating  Committee and
                                          Member,     Compensation    Committee,
                                          Knight-  Ridder,  Inc.  (publisher  of
                                          daily newspapers and operator of cable
                                          television  and  business  information
                                          systems);    Director    and   Member,
                                          Compensation    Committee,    Raytheon
                                          Company  (electornics   manufacturer);
                                          Director    and   Member,    Executive
                                          Committee    and    Chairman,    Human
                                          Resources  Committees,  Alco  Standard
                                          Corp. (diversified office products and
                                          paper distributor).

Sheldon B. Lubar,
Director, Chairman, Board Affairs
Committee and Member, Investment
Committee   Chairman, Lubar & Co.Incorporated (investment management and advisory company); Chairman and Director, The Christiana
            Companies, Inc. (real estate development); Director: Firstar
            Bank, Firstar Corporation (bank holding company), SLX Energy,
            Inc. (oil and gas exploration); Member, Advisory Committee,
            Venture Capital Fund, L.P.; Director: Grey Wolf Drilling Co.
            (contract oil and gas drilling); Marshall Erdman and
            Associates, Inc. (design, engineering and construction firm);
            MGIC Investment Corporation (investment company); Director
            (since 1995) Energy Ventures, Inc.; Director, (since 1993)
            Ameritech, Inc. (regional holding company for telephone
            companies); Director, (1989-1995), Prideco, Inc. (drill
            collar manufacturer); Director (1989-1994),Schwitzer, Inc.
            (holding company for engine parts manufacturers); and Briggs
            & Stratton.

William B. Marx, Jr.,
Director and Member, Dividend
Policy and Board Affairs Committees
                                          Consultant   (since   1996);    Senior
                                          Executive   Vice   President   (1996),
                                          Lucent   Technologies,   Inc.  (public
                                          telecommunications     systems     and
                                          software);  Executive  Vice  President
                                          and    Chief    Executive     Officer,
                                          Multimedia   Products   Group   (1994-
                                          1995)and    Network    Systems   Group
                                          (1993-1994),        AT&T       (global
                                          communications  and network  computing
                                          company);    Group    Executive    and
                                          President  (1989-1993),  AT&T  Network
                                          Systems  (manufacturer and marketer of
                                          network telecommunications equipment);
                                          Member (since 1996)  Advisory  Counsel
                                          Graduate School of Business,  Stanford
                                          University;     Chairman,    Executive
                                          Committee   (since   1996),   National
                                          Minority Supplier Development Council.

John F. Maypole,
Director and Member, Board Affairs
and Human Resources Committees            Managing Partner, Peach State Real Estate Holding Company (real estate investment company); Consultant to
                                          institutional ivnestors; Co-owner of family business (including Maypole
                                          Chevrolet-Geo, Inc. and South
                                          Georgia Car Rentals, Inc.);
                                          Director, Chairman, Finance
                                          Committee and Member, Executive
                                          Committee and Human Resources
                                          Committee on Directors, Bell
                                          Atlantic Corporation
                                          (telecommunications); Director and
                                          Chairman, Compensation Committee,
                                          Briggs Industries, Inc. (plumbing
                                          fixtures); Director, Chairman,
                                          Products Committee and Member,
                                          Compensation and Audit Committee,
                                          Igloo Corporation (portable
                                          coolers); Director and Member,
                                          Senior Management Committee, Dan
                                          River, Inc. (textile manufacturer);
                                          Director, Davies, Turner & Company;
                                          Director (1989-1996), Connecticut
                                          Mutual Life Insurance Company.

Donald F. McCullough,
Director and Member, Dividend
Policy and Auditing Committees            Retired (since 1988); former Chairman and Chief Executive
                                          Officer, Collins & Aikman Corp.
                                          (manufacturer of textile products);
                                          Director: Bankers Trust New York
                                          Corp. (bank holding company) and
                                          Bankers Trust Company; Melville
                                          Corporation (specialty retailer).

John J. Pajak,
President, Chief Operating Officer,
Director and Member, Dividend Policy
and Investment Committies                 President, Director and Chief Operating Officer (since 1996), Vice
                                          Chairman and Chief Administrative
                                          Officer (1996), Executive Vice
                                          President (1987-1996) of MassMutual;
                                          Director (since 1994), MassMutual
                                          Holding Company (wholly-owned
                                          holding company subsidiary of
                                          MassMutual); Trustee (since 1996)
                                          MassMutual Holding Trust I (wholly-
                                          owned holding company subsidiary of
                                          MassMutual Holding Company);
                                          Director (since 1996), MassMutual
                                          International, Inc. (wholly-owned
                                          subsidiary of MassMutual Holding Company to act as service provider for international insurance
                                          companies); Director (1994-1996),
                                          MassMutual Holding Company Two, Inc.
                                          (former wholly-owned holding company
                                          subsidiary of MassMutual);
                                          MassMutual Holding Company Two MSC,
                                          Inc. (former wholly-owned holding
                                          company subsidiary of MassMutual
                                          Holding Company Two, Inc.) and Mirus
                                          Insurance Company (formerly MML
                                          Pension Insurance Company, a wholly-
                                          owned insurance subsidiary of
                                          MassMutual Holding Company Two MSC,
                                          Inc.).

Barbara S. Preiskel,
Director and Member, Auditing and
Human Resources Committees                Attorney-at-Law; Director: Textron, Inc. (diversified manufacturing company); General Electric Company
                                          (diversified manufacturer electrical
                                          products); The Washington Post
                                          Company (publsiher of daily
                                          newspaper); American Stores Company
                                          (operator of supermarkets and
                                          drugstores).

Thomas B. Wheeler,
President, Director, Chief
Executive Officer, Chairman,
Investment Committee and Member,
Dividend Policy and Board Affairs
Committees                                Chairman (since 1996), Chief Executive Officer (since 1988), and
                                          President (198701996) of MassMutual;
                                          Chairman (since 1996), MassMutual
                                          Holding Trust I (wholly-owned
                                          holding company subsidiary of
                                          MassMutual Holding Company);
                                          Director (since 1996), MassMutual
                                          International Inc. (wholly-owned
                                          subsidiary of MassMutual Holding
                                          Company to act as service provider
                                          for international insurance
                                          companies); Chairman and Chief
                                          Executive Officer (since 1995), DLB
                                          Acquisition Corporation (holding
                                          company for investment advisers);
                                          Chairman of the Board of Directors
                                          (1994-1996),Mirus Insurance Company (formerly MML Pension Insurance
                                          Company, a wholly-owned insurance
                                          subsidiary of MassMutual Holding
                                          Company Two MSC, Inc.); Director,
                                          The First National Bank of Boston
                                          and Bank of Boston Corporation (bank
                                          holding company); Chairman and
                                          Director, Oppenheimer Acquisition
                                          Corp. (parent of OppenheimerFunds,
                                          Inc., an investment manager
                                          company); Director (since 1993)
                                          Textron, Inc. (diversified
                                          manufacturing company); Chairman of
                                          the Board of Directors (1992-1995),
                                          Concert Capital Management, Inc.
                                          (wholly-owned investment advisory
                                          subsidiary of DLB Acquisition
                                          Corporation).


Alfred M. Zeien,
Director and Member Board Affairs
and Human Resources Committees            Chairman and Chief Executive Officer, The Gillette Company
                                          (manufacturer of personal care
                                          products), Director: Polaroid
                                          Corporation (manufacturer of
                                          photographic products); Repligen
                                          Corporation (biotechnology);
                                          BankBoston Corporation (bank holding
                                          company); and Raytheon Corporation
                                          (electronics manufacturer); Trustee,
                                          University Hospital of Boston,
                                          Massachusetts; Trustee (since 1994)
                                          Marine Biology Laboratory and Woods
                                          Hole Oceanographic Institute.


                        EXECUTIVE VICE PRESIDENTS OF MASSMUTUAL

Lawrence V. Burkett,
Executive Vice President
and General Counsel                       Executive Vice President and General Counsel (since 1993), Senior Vice
                                          President and Deputy General Counsel
                                          (1988-1992) of MassMutual;
                                          President, Chief Executive Officer
                                          and Director (since 1996), CM
                                          Assurance Company, CM Benefit
                                          Insurance Company, CM Life Insurance
                                          Company   and  MML  Bay   State   Life
                                          Insurance    Company   (wholly   owned
                                          insurance  companies  of  MassMutual);
                                          Director   (since  1996),   MassMutual
                                          Holding MSC,  Inc. and Trustee  (since
                                          1996),  MassMutual Holding Trust I and
                                          MassMutual  Holding Trust II; Director
                                          (since 1996): MassMutual International
                                          Inc.,  GR Phelps  ,Inc.  (wholly-owned
                                          broker-dealer subsidiary of MassMutual
                                          Holding Company);  CM Advantage,  Inc.
                                          (wholly-owned subsidiary of MassMutual
                                          Holding  Trust  II to act  as  general
                                          partner   in   real   estate   limited
                                          partnerships);  Director (since 1994),
                                          MassMutual       Holding       Company
                                          (wholly-owned      holding     company
                                          subsidiary  of  MassMutual);  Director
                                          (1994-1996),     MassMutual    Holding
                                          Company Two, Inc. (former wholly-owned
                                          holding    company    subsidiary    of
                                          MassMutual),     MassMutual    Holding
                                          Company   Two   MSC,   Inc.    (former
                                          wholly-owned      holding      company
                                          subsidiary   of   MassMutual   Holding
                                          Company Two,  Inc)and Mirus  Insurance
                                          company    (formerly    MML    Pension
                                          Insurance   Company,   a  wholly-owned
                                          insurance   subsidiary  of  MassMutual
                                          Holding   Company   Two  MSC,   Inc.);
                                          Chairman  and Director  (since  1996),
                                          MML    Investors    Services,     Inc.
                                          (wholly-owned broker-dealer subsidiary
                                          of   MassMutual    Holding   Company);
                                          Director  (since  1994),   Cornerstone
                                          Real     Estate     Advisers,     Inc.
                                          (wholly-owned  real estate  investment
                                          adviser    subsidiary   of   MassMutal
                                          Holding   Comapny);   Director  (since
                                          1993),  Sargasso Mutual Insurance Co.,
                                          Ltd.;   MassMutual  of  Ireland,  Lts.
                                          (wholly-owned subsidiary of MassMutual
                                          to  provide  group   insurance   claim
                                          services);   Chairman   (since  1994),
                                          Director (1993-1996),  MML Reinsurance
                                          (Bermuda) Ltd.  (wholly-owned property
                                          and casualty reinsurance subsidiary of
                                          MassMutual    Holding   Company)   and
                                          Director   (since  1995),   MassMutual
                                          International      (Bermuda)      Ltd.
                                          (wholly-owned subsidiary of MassMutual
                                          Holding   Company   that   distributes
                                          variable    insurance    products   in
                                          overseas markets).

John B. Davies,
Executive Vice President                  Executive Vice President (since 1994), Associate Executive Vice
                                          President (1993-1994), General Agent
                                          (1982-1993) of MassMutual;  Director
                                          (since 1996), CM Assurance Company,
                                          CM Benefit Insurance Company, CM
                                          Life Insurance Company and MML Bay
                                          State Life Insurance Company
                                          (wholly-owned insurance company
                                          subsidiaries of MassMutual);
                                          Director (since 1996), MassMutual
                                          Holding MSC, Inc. and Trustee (since
                                          1996), MassMutual Holding Trust II
                                          (wholly-owned holding company
                                          subsidiaries of MassMutual Holding
                                          Company); Director (since 1994) MML
                                          Investors Services, Inc. (wholly-
                                          owned broker dealer subsidiary of
                                          MassMutual Holding Company), MML
                                          Insurance Agency, Inc. (wholly-owned
                                          subsidiary of MML Investers
                                          Services, Inc.), and MML Insurance
                                          Agency of Ohio, Inc. (subsidiary of
                                          MML Insurance Agency ,Inc.);
                                          Director (since 1995), MML Insurance
                                          Agency of Nevada, Inc. (subsidiary
                                          of MML Insurance Agency, Inc.);
                                          Director (since 1996), MML Insurance
                                          Agency of Mississippi, P.C. ,
                                          Diversified Insurance Services
                                          Agency of America, Inc. (Hawaii)
                                          (wholly-owned subsidiaries of MML
                                          Insurance Agency , Inc.); Director
                                          (since 1994), Cornerstone Real
                                          Estate Advisers, Inc. (wholly-owned
                                          real estate investment adviser
                                          subsidiary of MassMutual Holding
                                          Company); and Life Underwriter
                                          Training Council.

Daniel J. Fitzgerald,
Executive Vice President,
Corporate Financial Operations            Executive Vice President, Corporate Financial Operations (since 1994),
                                          Senior Vice President (1991-1994) of MassMutual; Director (since 1996),
                                          CM Assurance Company, CM Benefit
                                          Insurance Company, and CM Life
                                          Insurance Company (wholly-owned
                                          insurance company subsidiaries of
                                          MassMutual); Antares Leveraged
                                          Capital Corp. (finance company); CM
                                          Advantage Inc. and Westheimer 355
                                          Suites, Inc. (wholly-owned
                                          subsidiaries of MassMutual Holding
                                          Trust II to act as general partners
                                          in real estate limited
                                          partnerships); HYP Management, Inc.
                                          (wholly-owned subsidiary of
                                          MassMutual Holding Trust II to act
                                          as managing member of MassMutual
                                          High Yield Partners LLC); MMHC
                                          Investment, Inc. (wholly-owned
                                          subsidiary of MassMutual Holding
                                          Trust II); MassMutual International
                                          Inc. (wholly-owned subsidiary of
                                          MassMutual Holding Company to act as
                                          service provider for international
                                          insurance companies); MassMutual
                                          Holding MSC, Inc. (wholly-owned
                                          holding company of MassMutual
                                          Holding Company); Trustee (since
                                          1996), MassMutual Holding Trust I
                                          and MassMutual Holding Trust II
                                          (wholly-owned holding company
                                          subsidiaries of MassMutual Holding
                                          Company); Director (since 1995), DLB
                                          Acquisition Corporation (holding
                                          corporation for investment
                                          advisers); Director (since 1994) MML
                                          Bay State Life Insurance Company
                                          (wholly-owned insurance subsidiary
                                          of MassMutual); Vice President
                                          (since 1994), Director (since 1993),
                                          MassMutual Holding Company (wholly-
                                          owned holding company subsidiary of
                                          MassMutual); Director (since 1993),
                                          MML Realty Management Corporation
                                          (wholly-owned real estate management
                                          subsidiary of MassMutual Holding
                                          Company); Vice President and
                                          Director (1994-1996), MassMutual
                                          Holding Company Two, Inc. and
                                          MassMutual Holding Company Two MSC,
                                          Inc. (former direct and indirect
                                          wholly-owned holding company subsidiaries of MassMutual Holding
                                          Company); Director (1994-1996),
                                          Mirus Insurance Company (formerly
                                          MML Pension Insurance Company,
                                          wholly-owned insurance subsidiary of
                                          MassMutual Holding Company Two MSC,
                                          Inc.); Director (1994-1995), MML
                                          Real Estate Corporation (wholly-
                                          owned real estate management
                                          subsidiary of MassMutual Holding
                                          Company); Director (1994-1997),
                                          Concert Capital Management, Inc.
                                          (wholly-owned investment advisory
                                          subsidiary of DLB Acquisition
                                          Corporation); Director and Member,
                                          Compensation Committee (since 1994),
                                          Cornerstone Real Estate Advisers,
                                          Inc.; Director and Member, Audit and
                                          Compensation Committees (since
                                          1994), MML Investors Services, Inc.
                                          and Director (since 1992), MML
                                          Insurance Agency, Inc.(wholly-owned
                                          subsidiary of MML Investors
                                          Services, Inc.); Director (since
                                          1996), MML Insurance Agency of Ohio,
                                          Inc., MML Insurance Agency of
                                          Nevada, Inc., MML Insurance Agency
                                          of Mississippi, P.C., Diversified
                                          Insurance Services Agency of
                                          America, Inc.); Director (since
                                          1994), MassMutual of Ireland, Ltd.
                                          (wholly-ownedsubsidiary of
                                          MassMutual to provide group
                                          insurance claim services).

John V. Murphy,
Executive Vice President                  Executive Vice President (since 1997) of MassMutual, Executive Vice
                                          President, Director and Chief
                                          Operating Officer (1995-1997), David
                                          L. Babson and Company Incorporated
                                          (wholly-owned investment advisory
                                          subsidiary of DLB Acquisition
                                          Corporation), Chief Operating
                                          Officer (1993-1997), Concert Capital
                                          Management, Inc. (wholly-owned
                                          investment advisory subsidiary of
                                          DLB Acquisition Corporation); Senior
                                          Vice President and Chief Financial
                                          Officer (1985-1993), Liberty
                                          Financial Companies (financial services firm), Senior Vice
                                          President and Director (since 1996),
                                          Potomac Babson Incorporated
                                          (investment advisory subsidiary of
                                          David L. Babson and Company
                                          Incorporated); Director and Senior
                                          Vice President (since 1995), DLB
                                          Acquisition Corporation (holding
                                          company for investment advisers) and
                                          Trustee (since 1997), MassMutual
                                          Institutional Funds (open-end
                                          investment company).

Gary E. Wendlandt,
Executive Vice President and
Chief Investment Officer                  Chief Investment Officer (since 1993) and Executive Vice President of MassMutual; Chairman (since
                                          1995), Trustee (since 1986) and
                                          President (1993-1995), MassMutual
                                          Corporate Investors and Chairman
                                          (since 1995), Trustee (since 1988)
                                          and President (1988-1995),
                                          MassMutual Participation Investors
                                          (closed-end investment companies);
                                          Chairman (since 1995), Vice Chairman
                                          and Trustee (1993-1995) and
                                          President (1988-1993), MML Series
                                          Investment Fund (open-end investment
                                          company); Chairman, Chief Executive
                                          Officer and Member, Investment
                                          Pricing Committee (since 1994),
                                          MassMutual Institutional Funds
                                          (open-end investment company);
                                          Chairman and President (since 1996),
                                          MassMutual Holding MSC, Inc. and
                                          MassMutual Holding Trust II (wholly-
                                          owned holding company subsidiaries
                                          of MassMutual Holding Trust II to
                                          act as managing member of MassMutual
                                          High Yield Partners LLC); MMHC
                                          Investment Inc. (wholly-owned
                                          subsidiary of MssMutual Holding
                                          Trust II); President and Trustee
                                          (since 1996), MassMutual Holding
                                          Trust I; Vice Chairman and Director
                                          (since 1996), MassMutual
                                          International Inc. (wholly-owned
                                          subsidiary of MassMutual Holding
                                          Company) to act as service provider
                                          for internation insurance companies); Director (since 1996),
                                          CM Advantage Inc. (wholly-owned
                                          subsidiary of MassMutual Holding
                                          Trust II to act as general partner
                                          in real estate limited
                                          partnerships); President and
                                          Director (since 1995), DLB
                                          Acquisition Corporation (holding
                                          company for investment advisers);
                                          Chairman and Chief Executive Officer
                                          (since 1994), President (since 1993)
                                          and Director, MassMutual Holding
                                          Company; Chairman (since 1994), and
                                          Director (since 1993) MML Realty
                                          Management Corporation (wholly-owned
                                          real estate subsidiary of MassMutual
                                          Holding Company); Chairman,
                                          President and Chief Executive
                                          Officer (1994-1996), MassMutual
                                          Holding Company II; Chairman and
                                          President (1994-1996), Chief
                                          Executive Officer (1995-1996),
                                          MassMutual Holding Company Two MSC,
                                          Inc.; Chairman, Chief Executive
                                          Officer and Member Executive and
                                          Compensation Committees (since
                                          1994), Cornerstone Real Estate
                                          Advisers, Inc.; President and Chief
                                          Executive Officer (1994-1997)and
                                          Director (1992-1997), Concert
                                          Capital Management, Inc.(wholly-
                                          owned investment advisory subsidiary
                                          of DLB Acquisition Corporation);
                                          Director, Oppenheimer Acquisition
                                          Corporation; Supervisory Director,
                                          MassMutual/Carlson CBO N.V.
                                          (collateralized bond fund);
                                          Director, Merrill Lynch Derivative
                                          Products, Inc.; Director (since
                                          1994), MassMutual Corporate Value
                                          Partners Limited (investor in debt
                                          and equity securities)and MassMutual
                                          Corporate Value Limited (parent of
                                          MassMutual Corporate Value Partners
                                          Limited); Director (since 1995),
                                          Mass Seguros de Vida, S.A.,
                                          International (Bermuda) Ltd.
                                          (wholly-owned subsidiary of
                                          MassMutual Holding Company that
                                          distributes variable insurance
                                          products in overseas market.
                  DIRECTORS AND EXECUTIVE OFFICERS OF DAVID L. BABSON

Hani K. Findakly,
Director Director (since 1996), David L. Babson and Co., Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition
            Corporation); President (since 1996), Potomac Babson Inc.
            (investment advisory subsidiary of David L. Babson and Co.,
            Inc.); President (1989-1996), Potomac Capital, Inc.
            (investment manager).

Ronald E. Gwozdz,
Director and Executive Vice
President   Director (since 1995), Executive Vice President (since 1996) and Senior Vice President (1991-1996), David L. Babson and
            Co., Inc. (wholly-owned investment advisory subsidiary of DLB
            Acquisition Corporation.

James W. MacAllen,
Director and Executive Vice
President   Director, Executive Vice President and Chief Investment Officer (since 1996), David L. Babson and Co., Inc.; Senior
            Vice President (1996-1997), Concert Capital Management, Inc.
            (wholly-owned investment advisory subsidiary of DLB
            Acquisition Corporation); Principal (1994-1995), Hagler,
            Mastrovita & Hewitt (investment counsel); President (1992-
            1994), Chief Investment Officer (1991-1994), and Vice
            President (1983-1992), Wilmington Capital Management Inc.
            (investment counsel).

Edward Louis Marin,
Director and Executive Vice
President   Director (since 1990), Executive Vice President (since 1995) and
            Senior Vice President (1988-1995), David L. Babson & Co.,
            Inc. wholly-owned investment advisory subsidiary of DLB
            Acquisition Corporarion).

Peter C. Schliemann,
Director and Executive Vice
President                                 Director and Executive Vice President, David L. Babson and Co.,
                                          Inc. (wholly-owned investment
                                          advisory subsidiary of DLB
                                          Acquisition Corporation).

Peter C. Thompson,
Director and President                    President and Director, David L. Babson and Co., Inc. (wholly-owned investment advisory subsidiary of
                                          DLB Acquisition Corporation).


Jonathon B. Treat,
Director and Senior Vice
President   Director and Senior Vice President, David L. Babson & Co., Inc. (wholly-owned investment advisory subsidiary of DLB
            Acquisition Corporation).

Roland W. Whitridge,
Director and Senior Vice
President   Director and Senior Vice President, David L. Babson & Co., Inc. (wholly-owned investment advisory subsidiary of DLB
            Acquisition Corporation).


      The address of MassMutual is 1295 State Street, Springfield, Massachusetts 01111 and the address of David L. Babson & Co., Inc. is One Memorial Drive, Cambridge, MA 02142.

      For information as to the business, profession, vocation or employment of a substantial nature of the officers and trustees of MML Series Investment Fund, reference is made to Part B of this registration statement and to the registration on Form ADV filed by the Massachusetts Mutual Life Insurance Company and David L. Babson & Co., Inc. under the Investment Advisers Act of 1940, which are incorporated herein by reference.

Item 29.    Principal Underwriter
--------    ---------------------

      (a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

      (b) The directors and officers of the Registrant's principal underwriter are:



Name & Principal               Positions & Offices                 Positions &
                                                                   Offices
Business Address               with Underwriter                    with Registrant
----------------               -------------------                 ---------------
George C. Bowen(1)             Vice President and                  Vice President
                               Treasurer                           and Treasurer of the
                                                                   Oppenheimer
                                                                   funds.


Julie Bowers                   Vice President                      None
21 Dreamwold Road
Scituate, MA 02066
Peter W. Brennan               Vice President                      None
1940 Cotswold Drive
Orlando, FL 32825



Maryann Bruce(2)               Senior Vice President;              None
                               Director: Financial
                               Institution Division


Robert Coli                    Vice President                      None
12 White Tail Lane
Bedminster, NJ 07921


Ronald T. Collins              Vice President                      None
710-3 E. Ponce de Leon Ave.

Decatur, GA  30030


William Coughlin               Vice President                      None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)                 Vice President                      None

E. Drew Devereaux(3)           Assistant Vice

                               President                           None


Rhonda Dixon-Gunner(1)         Assistant Vice

                               President                           None


Andrew John Donohue(2)         Executive Vice                      Secretary of
                               President & Director                the Oppenheimer funds.


Wendy H. Ehrlich               Vice President                      None
4 Craig Street
Jericho, NY 11753

Kent Elwell                    Vice President                      None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio                   Vice President                      None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                     Vice President                      None
2301 Overview Dr. NE
Tacoma, WA 98422


George Fahey                   Vice President                      None
201 E. Rund Grove Rd.

#26-22
Lewisville, TX 75067


Katherine P. Feld(2)           Vice President                      None
                               & Secretary


Mark Ferro                     Vice President                      None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding(3)          Vice President                      None

Reed F. Finley                 Vice President                      None
1657 Graefield

Birmingham, MI  48009


Wendy Fishler(2)               Vice President                      None


Ronald R. Foster               Senior Vice President               None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki               Vice President                      None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto               Vice President                      None
10239 Rougemont Lane

Charlotte, NC 28277

Mark Giles                     Vice President                      None
5506 Bryn Mawr
Dallas, TX 75209


Ralph Grant(2)                 Vice President
                               /National                           None
                               Sales Manager

Sharon Hamilton                Vice President                      None
720 N. Juanita Ave.,#1

Redondo Beach, CA 90277


Byron Ingram(2)                Assistant Vice

                               President                           None


Mark D. Johnson                Vice President                      None
129 Girard Place
Kirkwood, MO 63105


Michael Keogh(2)               Vice President                      None


Richard Klein                  Vice President                      None
4820 Fremont Avenue So.
Minneapolis, MN 55409


Daniel Krause                  Vice President                      None
13416 Larchmere Square
Shaker Heights, OH 44120

Ilene Kutno(2)                 Assistant Vice
                               President                           None

Todd Lawson                    Vice President                      None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne a. LeBlang               Senior Vice President               None
23 Fox Trail

Lincolnshire, IL 60069

Dawn Lind                      Vice President                      None
7 Maize Court
Melville, NY 11747

James Loehle                   Vice President                      None
30 John Street
Cranford, NJ  07016


Todd Marion                    Vice President                      None
21 N. Passaic Avenue

Chatham,N.J. 07928


Marie Masters                  Vice President                      None
520 E. 76th Street
New York, NY  10021

John McDonough                 Vice President                      None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854


Tanya Mrva(2)                  Assistant Vice

                               President                           None


Laura Mulhall(2)               Senior Vice President               None

Charles Murray                 Vice President                      None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                   Vice President                      None
32 Carolin Road
Upper Montclair, NJ 07043


Chad V. Noel                   Vice President                      None
3238 W. Taro Lane
Phoenix, AZ  85027

Joseph Norton                  Vice President                      None
2518 Fillmore Street
San Francisco, CA  94115

Patrick Palmer                 Vice President                      None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Kevin Parchinski               Vice President                      None
1105 Harney St., #310
Omaha, NE  68102


Randall Payne                  Vice President                      None
3530 Providence Plantation Way
Charlotte, NC  28270


Gayle Pereira                  Vice President                      None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit              Vice President                      None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                  Vice President                      None
1777 Larimer St. #807
Denver, CO  80202


Elaine Puleo(2)                Vice President                      None


Minnie Ra                      Vice President                      None
895 Thirty-First Ave.
San Francisco, CA  94121


Michael Raso                   Vice President                      None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)           Vice President                      None


Douglas Rentschler             Vice President                      None
867 Pemberton
Grosse Pointe Park, MI
48230


Ian Robertson                  Vice President                      None
4204 Summit Wa

Marietta, GA 30066


Michael S. Rosen(3)            Vice President                      None



Kenneth Rosenson               Vice President                      None
3802 Knickerbocker Place

Apt. #3D
Indianapolis, IN  46240

James Ruff(2)                  President                           None


Timothy Schoeffler             Vice President                      None
1717 Fox Hall Road

Washington, DC  77479

Michael Sciortino              Vice President                      None
785 Beau Chene Drive
Mandeville, LA  70471


Robert Shore                   Vice President                      None
26 Baroness Lane
Laguna Niguel, CA 92677



George Sweeney                 Vice President                      None
1855 O'Hara Lane
Middletown, PA 17057

Andrew Sweeny                  Vice President                      None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum           Vice President                      None
7123 Cornelia Lane
Dallas, TX  75214


David G. Thomas                Vice President                      None
8116 Arlingon Blvd.
#123
Falls Church, VA 22042

Philip St. John Trimble        Vice President                      None
2213 West Homer

Chicago, IL 60647

Sarah Turpin                   Vice President                      None
2735 Dover Road
Atlanta,GA  30327


Gary Paul Tyc(1)               Assistant Treasurer                 None

Mark Stephen Vandehey(1)       Vice President                      None

Marjorie Williams              Vice President                      None
6930 East Ranch Road

Cave Creek, AZ  85331


(1) 6803 South Tucson Way, Englewood, Colorado 80112
(2) Two World Trade Center, New York, NY 10048-0203
(3) 350 Linden Oaks, Rochester, NY  14625-2807


      (c) Not applicable.

Item 30.
--------

      (c) Not applicable

Item 31.                       Management Services
--------                       -------------------
                               Not applicable.

Item 32.                       Undertakings
--------                       ------------
                               (a)Not applicable.

                               (b)Not applicable.

                               (c)Not applicable.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Araphoe and State of Colorado on the 26th day of February, 1998.




                               OPPENHEIMER INTEGRITY FUNDS

                               By: /s/ James C. Swain*
                               ---------------------------
                               James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                         Title                     Date


/s/ James C. Swain*                Chairman of the           February 26, 1998
----------------------             Board of Trustees
James C. Swain

/s/ George C. Bowen*               Treasurer,                February 26, 1998
----------------------             Chief Financial
George C. Bowen                    and Accounting
                                   Officer and Trustee

/s/ Robert G. Avis*                Trustee                   February 26, 1998

----------------------
Robert G. Avis


/s/ William A. Baker*              Trustee                   February 26, 1998

----------------------
William A. Baker


/s/ Charles Conrad Jr.*            Trustee                   February 26, 1998

----------------------
Charles Conrad, Jr.




/s/ Sam Freedman *                 Trustee                   February 26, 1998

------------------
Sam Freedman


/s/ Raymond J. Kalinowski*         Trustee                   February 26, 1998

-------------------------
Raymond J. Kalinowski


/s/ Howard Kast*                   Trustee                   February 26, 1998

------------------------
C. Howard Kast


/s/ Robert M. Kirchner*            Trustee                   February 26, 1998

------------------------
Robert M. Kirchner


/s/ Ned M. Steel*                  Trustee                   February 26, 1998

------------------------
Ned M. Steel

*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                              OPPENHEIMER INTEGRITY FUNDS

                               Registration NO. 2-76547


                            POST-EFFECTIVE AMENDMENT NO. 32



                                     EXHIBIT INDEX


Form N-1A
Item No.                Description
---------               -----------




24(b)(4)(iv)            Specimen Class Y Share Certificate for Oppenheimer
                        Bond Fund



--                      Power of Attorney for George Bowen, Trustee